MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.9%)
Activision Blizzard, Inc.	2,184	162,359
Alphabet, Inc. Cl A*	18,393	1,759,290
Alphabet, Inc. Cl C*	16,449	1,581,571
AT&T, Inc.	21,858	335,302
Charter Communications, Inc. Cl A*	341	103,442
Comcast Corp. Cl A	13,510	396,248
DISH Network Corp. Cl A*	767	10,608
Electronic Arts, Inc.	811	93,841
Fox Corp. Cl A	940	28,839
Fox Corp. Cl B	434	12,369
Interpublic Group of Cos., Inc.	1,200	30,720
Live Nation Entertainment, Inc.*	435	33,077
Lumen Technologies, Inc.	2,917	21,236
Match Group, Inc.*	869	41,495
Meta Platforms, Inc. Cl A*	6,997	949,353
Netflix, Inc.*	1,364	321,140
News Corp. Cl A	1,185	17,905
News Corp. Cl B	368	5,675
Omnicom Group, Inc.	629	39,684
Paramount Global Cl B	1,549	29,493
Take-Two Interactive Software, Inc.*	481	52,429
T-Mobile US, Inc.*	1,846	247,678
Twitter, Inc.*	2,064	90,486
Verizon Communications, Inc.	12,883	489,167
Walt Disney Co.*	5,592	527,493
Warner Bros Discovery, Inc.*	6,778	77,947

		7,458,847

CONSUMER DISCRETIONARY (11.4%)
Advance Auto Parts, Inc.	186	29,079
Amazon.com, Inc.*	27,189	3,072,357
Aptiv PLC*	831	64,992
AutoZone, Inc.*	60	128,516
Bath & Body Works, Inc.	700	22,820
Best Buy Co., Inc.	615	38,954
Booking Hldgs., Inc.*	122	200,472
BorgWarner, Inc.	727	22,828
Caesars Entertainment, Inc.*	657	21,195
CarMax, Inc.*	489	32,284
Carnival Corp.*	3,028	21,287
Chipotle Mexican Grill, Inc. Cl A*	86	129,237
Darden Restaurants, Inc.	377	47,623
Dollar General Corp.	697	167,182
Dollar Tree, Inc.*	648	88,193
Domino’s Pizza, Inc.	110	34,122
DR Horton, Inc.	971	65,397
eBay, Inc.	1,685	62,025
Etsy, Inc.*	389	38,951
Expedia Group, Inc.*	466	43,660
Ford Motor Co.	12,112	135,654
Garmin Ltd.	472	37,906
General Motors Co.	4,472	143,506
Genuine Parts Co.	433	64,656
Hasbro, Inc.	399	26,901
Hilton Worldwide Hldgs., Inc.	842	101,562
Home Depot, Inc.	3,153	870,039
Las Vegas Sands Corp.*	1,009	37,858
Lennar Corp. Cl A	782	58,298
LKQ Corp.	800	37,720
Lowe’s Cos., Inc.	1,961	368,295
Marriott International, Inc. Cl A	846	118,558
McDonald’s Corp.	2,257	520,780
MGM Resorts International	1,002	29,779
Mohawk Industries, Inc.*	162	14,773
Newell Brands, Inc.	1,154	16,029
NIKE, Inc. Cl B	3,877	322,256
Norwegian Cruise Line Hldgs. Ltd.*	1,291	14,666

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

NVR, Inc.*	10	39,871
O’Reilly Automotive, Inc.*	196	137,857
Pool Corp.	122	38,822
PulteGroup, Inc.	712	26,700
Ralph Lauren Corp. Cl A	132	11,211
Ross Stores, Inc.	1,074	90,506
Royal Caribbean Cruises Ltd.*	673	25,507
Starbucks Corp.	3,520	296,595
Tapestry, Inc.	771	21,919
Target Corp.	1,422	211,011
Tesla, Inc.*	8,170	2,167,092
TJX Cos., Inc.	3,594	223,259
Tractor Supply Co.	341	63,385
Ulta Beauty, Inc.*	159	63,789
VF Corp.	1,013	30,299
Whirlpool Corp.	168	22,648
Wynn Resorts Ltd.*	318	20,044
Yum! Brands, Inc.	872	92,728

		10,833,653

CONSUMER STAPLES (6.7%)
Altria Group, Inc.	5,526	223,140
Archer-Daniels-Midland Co.	1,720	138,374
Brown-Forman Corp. Cl B	560	37,279
Campbell Soup Co.	617	29,073
Church & Dwight Co., Inc.	745	53,223
Clorox Co.	377	48,403
Coca-Cola Co.	11,939	668,823
Colgate-Palmolive Co.	2,560	179,840
Conagra Brands, Inc.	1,474	48,097
Constellation Brands, Inc. Cl A	489	112,313
Costco Wholesale Corp.	1,358	641,343
Estee Lauder Cos., Inc. Cl A	710	153,289
General Mills, Inc.	1,828	140,043
Hershey Co.	450	99,211
Hormel Foods Corp.	888	40,351
J M Smucker Co.	327	44,933
Kellogg Co.	783	54,544
Keurig Dr Pepper, Inc.	2,605	93,311
Kimberly-Clark Corp.	1,035	116,479
Kraft Heinz Co.	2,442	81,441
Kroger Co.	1,997	87,369
Lamb Weston Hldgs., Inc.	441	34,124
McCormick & Co., Inc.	768	54,735
Molson Coors Beverage Co. Cl B	578	27,738
Mondelez International, Inc. Cl A	4,204	230,505
Monster Beverage Corp.*	1,179	102,526
PepsiCo, Inc.	4,233	691,080
Philip Morris International, Inc.	4,755	394,712
Procter & Gamble Co.	7,331	925,539
Sysco Corp.	1,562	110,449
Tyson Foods, Inc. Cl A	889	58,612
Walgreens Boots Alliance, Inc.	2,199	69,049
Walmart, Inc.	4,372	567,048

		6,356,996

ENERGY (4.5%)
APA Corp.	1,001	34,224
Baker Hughes Co. Cl A	3,103	65,039
Chevron Corp.	5,525	793,777
ConocoPhillips	3,906	399,740
Coterra Energy, Inc.	2,441	63,759
Devon Energy Corp.	2,008	120,741
Diamondback Energy, Inc.	545	65,651
EOG Resources, Inc.	1,798	200,890
EQT Corp.	1,134	46,211
Exxon Mobil Corp.	12,786	1,116,346
Halliburton Co.	2,783	68,517
Hess Corp.	852	92,859
Kinder Morgan, Inc.	6,082	101,204
Marathon Oil Corp.	2,079	46,944
Marathon Petroleum Corp.	1,530	151,975

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Occidental Petroleum Corp.	2,286	140,475
ONEOK, Inc.	1,371	70,250
Phillips 66	1,475	119,062
Pioneer Natural Resources Co.	732	158,500
Schlumberger NV	4,337	155,698
Valero Energy Corp.	1,209	129,182
Williams Cos., Inc.	3,738	107,019

		4,248,063

FINANCIALS (11.4%)
Aflac, Inc.	1,764	99,137
Allstate Corp.	830	103,360
American Express Co.	1,841	248,369
American International Group, Inc.	2,333	110,771
Ameriprise Financial, Inc.	332	83,647
Aon PLC Cl A	648	173,580
Arthur J. Gallagher & Co.	645	110,437
Assurant, Inc.	164	23,824
Bank of America Corp.	21,447	647,699
Bank of New York Mellon Corp.	2,256	86,901
Berkshire Hathaway, Inc. Cl B*	5,536	1,478,223
BlackRock, Inc. Cl A	462	254,229
Brown & Brown, Inc.	719	43,485
Capital One Financial Corp.	1,178	108,576
Cboe Global Markets, Inc.	325	38,145
Charles Schwab Corp.	4,684	336,639
Chubb Ltd.	1,282	233,170
Cincinnati Financial Corp.	488	43,710
Citigroup, Inc.	5,941	247,561
Citizens Financial Group, Inc.	1,519	52,193
CME Group, Inc. Cl A	1,102	195,197
Comerica, Inc.	401	28,511
Discover Financial Svcs.	838	76,191
Everest Re Group Ltd.	120	31,493
FactSet Research Systems, Inc.	116	46,413
Fifth Third Bancorp	2,104	67,244
First Republic Bank	560	73,108
Franklin Resources, Inc.	872	18,765
Globe Life, Inc.	277	27,617
Goldman Sachs Group, Inc.	1,048	307,116
Hartford Financial Svcs. Group, Inc.	992	61,445
Huntington Bancshares, Inc.	4,378	57,702
Intercontinental Exchange, Inc.	1,713	154,770
Invesco Ltd.	1,393	19,084
iShares Core S&P 500 ETF	1,682	603,249
JPMorgan Chase & Co.	8,996	940,082
KeyCorp.	2,859	45,801
Lincoln National Corp.	475	20,857
Loews Corp.	613	30,552
M&T Bank Corp.	539	95,037
MarketAxess Hldgs., Inc.	115	25,586
Marsh & McLennan Cos., Inc.	1,531	228,563
MetLife, Inc.	2,056	124,964
Moody’s Corp.	484	117,665
Morgan Stanley	4,109	324,652
MSCI, Inc. Cl A	248	104,604
Nasdaq, Inc.	1,040	58,947
Northern Trust Corp.	639	54,673
PNC Financial Svcs. Group, Inc.	1,259	188,120
Principal Financial Group, Inc.	712	51,371
Progressive Corp.	1,794	208,481
Prudential Financial, Inc.	1,141	97,875
Raymond James Financial, Inc.	596	58,897
Regions Financial Corp.	2,867	57,541
S&P Global, Inc.	1,046	319,396
Signature Bank	192	28,992
State Street Corp.	1,127	68,533
SVB Financial Group*	181	60,776
Synchrony Financial	1,478	41,665
T. Rowe Price Group, Inc.	693	72,772
Travelers Cos., Inc.	729	111,683

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Truist Financial Corp.	4,070	177,208
U.S. Bancorp	4,148	167,247
Wells Fargo & Co.	11,636	468,000
Willis Towers Watson PLC	338	67,918
WR Berkley Corp.	627	40,492
Zions Bancorporation	462	23,497

		10,774,008

HEALTH CARE (14.7%)
Abbott Laboratories	5,372	519,795
AbbVie, Inc.	5,424	727,955
ABIOMED, Inc.*	139	34,147
Agilent Technologies, Inc.	917	111,461
Align Technology, Inc.*	224	46,393
AmerisourceBergen Corp. Cl A	476	64,417
Amgen, Inc.	1,640	369,656
Baxter International, Inc.	1,544	83,160
Becton Dickinson & Co.	874	194,753
Biogen, Inc.*	445	118,815
Bio-Rad Laboratories, Inc. Cl A*	66	27,531
Bio-Techne Corp.	120	34,080
Boston Scientific Corp.*	4,392	170,102
Bristol-Myers Squibb Co.	6,550	465,639
Cardinal Health, Inc.	835	55,678
Catalent, Inc.*	549	39,726
Centene Corp.*	1,754	136,479
Charles River Laboratories International, Inc.*	156	30,701
Cigna Corp.	937	259,989
Cooper Cos., Inc.	151	39,849
CVS Health Corp.	4,027	384,055
Danaher Corp.	2,008	518,646
DaVita, Inc.*	172	14,236
DENTSPLY SIRONA, Inc.	661	18,739
Dexcom, Inc.*	1,204	96,970
Edwards Lifesciences Corp.*	1,901	157,080
Elevance Health, Inc.	737	334,775
Eli Lilly & Co.	2,419	782,184
Gilead Sciences, Inc.	3,844	237,136
HCA Healthcare, Inc.	661	121,485
Henry Schein, Inc.*	418	27,492
Hologic, Inc.*	765	49,358
Humana, Inc.	388	188,254
IDEXX Laboratories, Inc.*	256	83,405
Illumina, Inc.*	481	91,770
Incyte Corp.*	567	37,785
Intuitive Surgical, Inc.*	1,096	205,434
IQVIA Hldgs., Inc.*	573	103,793
Johnson & Johnson	8,065	1,317,498
Laboratory Corp. of America Hldgs.	278	56,937
McKesson Corp.	442	150,223
Medtronic PLC	4,076	329,137
Merck & Co., Inc.	7,771	669,238
Mettler-Toledo International, Inc.*	70	75,888
Moderna, Inc.*	1,033	122,152
Molina Healthcare, Inc.*	179	59,041
Organon & Co.	779	18,229
PerkinElmer, Inc.	387	46,568
Pfizer, Inc.	17,217	753,416
Quest Diagnostics, Inc.	358	43,923
Regeneron Pharmaceuticals, Inc.*	329	226,638
ResMed, Inc.	449	98,017
STERIS PLC	306	50,882
Stryker Corp.	1,032	209,021
Teleflex, Inc.	143	28,809
Thermo Fisher Scientific, Inc.	1,201	609,135
UnitedHealth Group, Inc.	2,869	1,448,960
Universal Health Svcs., Inc. Cl B	203	17,901
Vertex Pharmaceuticals, Inc.*	786	227,578
Viatris, Inc.	3,715	31,652
Waters Corp.*	184	49,594
West Pharmaceutical Svcs., Inc.	227	55,860

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Zimmer Biomet Hldgs., Inc.	643	67,226
Zoetis, Inc. Cl A	1,437	213,093

		13,959,539

INDUSTRIALS (7.7%)
3M Co.	1,699	187,740
Alaska Air Group, Inc.*	388	15,190
Allegion PLC	269	24,124
American Airlines Group, Inc.*	1,993	23,996
AMETEK, Inc.	705	79,954
AO Smith Corp.	394	19,141
Boeing Co.*	1,712	207,289
Carrier Global Corp.	2,583	91,852
Caterpillar, Inc.	1,620	265,810
CH Robinson Worldwide, Inc.	380	36,598
Cintas Corp.	264	102,482
Copart, Inc.*	656	69,798
CoStar Group, Inc.*	1,214	84,555
CSX Corp.	6,568	174,972
Cummins, Inc.	432	87,916
Deere & Co.	854	285,142
Delta Air Lines, Inc.*	1,966	55,166
Dover Corp.	441	51,412
Eaton Corp. PLC	1,221	162,833
Emerson Electric Co.	1,815	132,894
Equifax, Inc.	375	64,286
Expeditors International of Washington, Inc.	502	44,332
Fastenal Co.	1,762	81,122
FedEx Corp.	733	108,829
Fortive Corp.	1,092	63,664
Fortune Brands Home & Security, Inc.	397	21,315
Generac Hldgs., Inc.*	195	34,737
General Dynamics Corp.	690	146,397
General Electric Co.	3,365	208,327
Honeywell International, Inc.	2,067	345,127
Howmet Aerospace, Inc.	1,135	35,106
Huntington Ingalls Industries, Inc.	122	27,023
IDEX Corp.	232	46,365
Illinois Tool Works, Inc.	865	156,262
Ingersoll Rand, Inc.	1,238	53,556
Jacobs Solutions, Inc.	392	42,528
JB Hunt Transport Svcs., Inc.	255	39,887
Johnson Controls International PLC	2,114	104,051
L-3 Harris Technologies, Inc.	588	122,204
Leidos Hldgs., Inc.	418	36,562
Lockheed Martin Corp.	724	279,674
Masco Corp.	692	32,309
Nielsen Hldgs. PLC	1,102	30,547
Nordson Corp.	165	35,025
Norfolk Southern Corp.	721	151,158
Northrop Grumman Corp.	447	210,233
Old Dominion Freight Line, Inc.	281	69,904
Otis Worldwide Corp.	1,290	82,302
PACCAR, Inc.	1,067	89,297
Parker-Hannifin Corp.	393	95,228
Pentair PLC	505	20,518
Quanta Svcs., Inc.	439	55,924
Raytheon Technologies Corp.	4,530	370,826
Republic Svcs., Inc. Cl A	631	85,841
Robert Half International, Inc.	337	25,781
Rockwell Automation, Inc.	355	76,364
Rollins, Inc.	710	24,623
Snap-on, Inc.	163	32,820
Southwest Airlines Co.*	1,819	56,098
Stanley Black & Decker, Inc.	454	34,145
Textron, Inc.	650	37,869
Trane Technologies PLC	711	102,960
TransDigm Group, Inc.	158	82,922
Union Pacific Corp.	1,916	373,275
United Airlines Hldgs., Inc.*	1,002	32,595
United Parcel Svc., Inc. Cl B	2,246	362,819

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

United Rentals, Inc.*	215	58,076
Verisk Analytics, Inc. Cl A	482	82,195
Waste Management, Inc.	1,154	184,882
Westinghouse Air Brake Technologies Corp.	558	45,393
WW Grainger, Inc.	138	67,508
Xylem, Inc.	552	48,223

		7,277,878

INFORMATION TECHNOLOGY (25.8%)
Accenture PLC Cl A	1,940	499,162
Adobe, Inc.*	1,436	395,187
Advanced Micro Devices, Inc.*	4,952	313,759
Akamai Technologies, Inc.*	488	39,196
Amphenol Corp. Cl A	1,825	122,202
Analog Devices, Inc.	1,595	222,247
ANSYS, Inc.*	267	59,194
Apple, Inc.	46,343	6,404,603
Applied Materials, Inc.	2,670	218,753
Arista Networks, Inc.*	755	85,232
Autodesk, Inc.*	666	124,409
Automatic Data Processing, Inc.	1,275	288,392
Broadcom, Inc.	1,239	550,128
Broadridge Financial Solutions, Inc.	359	51,811
Cadence Design Systems, Inc.*	841	137,445
CDW Corp.	414	64,617
Ceridian HCM Hldg., Inc.*	469	26,208
Cisco Systems, Inc.	12,702	508,080
Citrix Systems, Inc.	382	39,690
Cognizant Technology Solutions Corp. Cl A	1,589	91,272
Corning, Inc.	2,333	67,704
DXC Technology Co.*	707	17,307
Enphase Energy, Inc.*	415	115,150
EPAM Systems, Inc.*	175	63,383
F5, Inc.*	183	26,486
Fidelity National Information Svcs., Inc.	1,866	141,014
Fiserv, Inc.*	1,961	183,491
FleetCor Technologies, Inc.*	231	40,695
Fortinet, Inc.*	2,008	98,653
Gartner, Inc.*	243	67,236
Global Payments, Inc.	851	91,951
Hewlett Packard Enterprise Co.	3,984	47,728
HP, Inc.	2,792	69,577
Intel Corp.	12,594	324,547
International Business Machines Corp.	2,771	329,222
Intuit, Inc.	865	335,032
Jack Henry & Associates, Inc.	223	40,646
Juniper Networks, Inc.	988	25,807
Keysight Technologies, Inc.*	553	87,020
KLA Corp.	436	131,947
Lam Research Corp.	421	154,086
Mastercard, Inc. Cl A	2,618	744,402
Microchip Technology, Inc.	1,695	103,446
Micron Technology, Inc.	3,385	169,588
Microsoft Corp.	22,878	5,328,286
Monolithic Power Systems, Inc.	136	49,422
Motorola Solutions, Inc.	512	114,673
NetApp, Inc.	674	41,687
NortonLifeLock, Inc.	1,816	36,574
NVIDIA Corp.	7,681	932,397
NXP Semiconductors NV	805	118,746
ON Semiconductor Corp.*	1,329	82,837
Oracle Corp.	4,661	284,647
Paychex, Inc.	982	110,190
Paycom Software, Inc.*	148	48,838
PayPal Hldgs., Inc.*	3,547	305,290
PTC, Inc.*	324	33,890
Qorvo, Inc.*	317	25,173
QUALCOMM, Inc.	3,445	389,216
Roper Technologies, Inc.	325	116,883
Salesforce, Inc.*	3,052	439,000
Seagate Technology Hldgs. PLC	600	31,938

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

ServiceNow, Inc.*	619	233,741
Skyworks Solutions, Inc.	492	41,953
SolarEdge Technologies, Inc.*	170	39,348
Synopsys, Inc.*	469	143,284
TE Connectivity Ltd.	982	108,374
Teledyne Technologies, Inc.*	143	48,258
Teradyne, Inc.	481	36,147
Texas Instruments, Inc.	2,804	434,003
Trimble, Inc.*	760	41,245
Tyler Technologies, Inc.*	127	44,132
VeriSign, Inc.*	287	49,852
Visa, Inc. Cl A	5,016	891,092
Western Digital Corp.*	960	31,248
Zebra Technologies Corp. Cl A*	159	41,660

		24,391,729

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	680	158,256
Albemarle Corp.	359	94,934
Amcor PLC	4,613	49,498
Avery Dennison Corp.	249	40,512
Ball Corp.	965	46,629
Celanese Corp. Cl A	306	27,644
CF Industries Hldgs., Inc.	612	58,905
Corteva, Inc.	2,205	126,016
Dow, Inc.	2,204	96,822
DuPont de Nemours, Inc.	1,538	77,515
Eastman Chemical Co.	378	26,857
Ecolab, Inc.	760	109,759
FMC Corp.	386	40,800
Freeport-McMoRan, Inc.	4,386	119,869
International Flavors & Fragrances, Inc.	782	71,029
International Paper Co.	1,110	35,187
Linde PLC	1,529	412,203
LyondellBasell Industries NV Cl A	781	58,794
Martin Marietta Materials, Inc.	191	61,519
Mosaic Co.	1,060	51,230
Newmont Corp.	2,435	102,343
Nucor Corp.	804	86,020
Packaging Corp. of America	287	32,227
PPG Industries, Inc.	722	79,918
Sealed Air Corp.	446	19,852
Sherwin-Williams Co.	724	148,239
Vulcan Materials Co.	407	64,188
Westrock Co.	779	24,063

		2,320,828

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	455	63,786
American Tower Corp.	1,428	306,592
AvalonBay Communities, Inc.	428	78,833
Boston Properties, Inc.	437	32,762
Camden Property Trust	326	38,941
CBRE Group, Inc. Cl A*	986	66,565
Crown Castle, Inc.	1,328	191,962
Digital Realty Trust, Inc.	881	87,378
Duke Realty Corp.	1,181	56,924
Equinix, Inc.	279	158,706
Equity Residential	1,038	69,774
Essex Property Trust, Inc.	199	48,204
Extra Space Storage, Inc.	411	70,984
Federal Realty Investment Trust	223	20,097
Healthpeak Properties, Inc.	1,654	37,910
Host Hotels & Resorts, Inc.	2,195	34,857
Invitation Homes, Inc.	1,778	60,043

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Iron Mountain, Inc.	892	39,221
Kimco Realty Corp.	1,895	34,887
Mid-America Apartment Communities, Inc.	353	54,740
Prologis, Inc.	2,271	230,734
Public Storage	484	141,720
Realty Income Corp.	1,893	110,173
Regency Centers Corp.	473	25,471
SBA Communications Corp. Cl A	330	93,934
Simon Property Group, Inc.	1,004	90,109
UDR, Inc.	936	39,040
Ventas, Inc.	1,225	49,208
VICI Properties, Inc.	2,954	88,177
Vornado Realty Trust	493	11,418
Welltower, Inc.	1,422	91,463
Weyerhaeuser Co.	2,272	64,888

		2,589,501

UTILITIES (3.1%)
AES Corp.	2,049	46,307
Alliant Energy Corp.	769	40,749
Ameren Corp.	792	63,796
American Electric Power Co., Inc.	1,576	136,245
American Water Works Co., Inc.	557	72,499
Atmos Energy Corp.	429	43,694
CenterPoint Energy, Inc.	1,930	54,387
CMS Energy Corp.	890	51,834
Consolidated Edison, Inc.	1,087	93,221
Constellation Energy Corp.	1,002	83,356
Dominion Energy, Inc.	2,554	176,507
DTE Energy Co.	591	67,995
Duke Energy Corp.	2,361	219,620
Edison International	1,170	66,199
Entergy Corp.	624	62,793
Evergy, Inc.	703	41,758
Eversource Energy	1,062	82,793
Exelon Corp.	3,043	113,991
FirstEnergy Corp.	1,667	61,679
NextEra Energy, Inc.	6,027	472,577
NiSource, Inc.	1,246	31,387
NRG Energy, Inc.	722	27,631
PG&E Corp.*	4,933	61,663
Pinnacle West Capital Corp.	347	22,385
PPL Corp.	2,259	57,266
Public Svc. Enterprise Group, Inc.	1,530	86,032
Sempra Energy	964	144,542
Southern Co.	3,260	221,680
WEC Energy Group, Inc.	967	86,479
Xcel Energy, Inc.	1,678	107,392

		2,898,457

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $91,024,475) 98.4%		93,109,499

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22	200,000	199,524

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,524) 0.2%					199,524

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit	2.33	10/03/22	1,567,296	1,567,296

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,567,296) 1.6%				1,567,296

TOTAL INVESTMENTS (Cost: $92,791,295) 100.2%				94,876,319

OTHER NET ASSETS -0.2%				(215,822)

NET ASSETS 100.0%				$94,660,497

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (4.7%)
Activision Blizzard, Inc.	186	13,827
Alphabet, Inc. Cl A*	1,565	149,692
Alphabet, Inc. Cl C*	1,401	134,706
AT&T, Inc.	1,860	28,533
Charter Communications, Inc. Cl A*	29	8,797
Comcast Corp. Cl A	1,150	33,730
DISH Network Corp. Cl A*	66	913
Electronic Arts, Inc.	69	7,984
Fox Corp. Cl A	80	2,454
Fox Corp. Cl B	37	1,055
Interpublic Group of Cos., Inc.	102	2,611
Live Nation Entertainment, Inc.*	37	2,814
Lumen Technologies, Inc.	248	1,805
Match Group, Inc.*	74	3,534
Meta Platforms, Inc. Cl A*	595	80,730
Netflix, Inc.*	116	27,311
News Corp. Cl A	101	1,526
News Corp. Cl B	32	493
Omnicom Group, Inc.	53	3,344
Paramount Global Cl B	132	2,513
Take-Two Interactive Software, Inc.*	41	4,469
T-Mobile US, Inc.*	157	21,065
Twitter, Inc.*	176	7,716
Verizon Communications, Inc.	1,096	41,615
Walt Disney Co.*	476	44,901
Warner Bros Discovery, Inc.*	576	6,624

		634,762

CONSUMER DISCRETIONARY (6.9%)
Advance Auto Parts, Inc.	16	2,501
Amazon.com, Inc.*	2,314	261,482
Aptiv PLC*	70	5,474
AutoZone, Inc.*	6	12,852
Bath & Body Works, Inc.	60	1,956
Best Buy Co., Inc.	53	3,357
Booking Hldgs., Inc.*	11	18,075
BorgWarner, Inc.	62	1,947
Caesars Entertainment, Inc.*	56	1,806
CarMax, Inc.*	42	2,773
Carnival Corp.*	257	1,807
Chipotle Mexican Grill, Inc. Cl A*	8	12,022
Darden Restaurants, Inc.	33	4,168
Dollar General Corp.	59	14,152
Dollar Tree, Inc.*	56	7,622
Domino’s Pizza, Inc.	10	3,102
DR Horton, Inc.	83	5,590
eBay, Inc.	144	5,301
Etsy, Inc.*	33	3,304
Expedia Group, Inc.*	40	3,748
Ford Motor Co.	1,031	11,547
Garmin Ltd.	40	3,212
General Motors Co.	380	12,194
Genuine Parts Co.	37	5,525
Hasbro, Inc.	34	2,292
Hilton Worldwide Hldgs., Inc.	72	8,685
Home Depot, Inc.	268	73,952
Las Vegas Sands Corp.*	86	3,227
Lennar Corp. Cl A	67	4,995
LKQ Corp.	68	3,206
Lowe’s Cos., Inc.	167	31,364
Marriott International, Inc. Cl A	72	10,090
McDonald’s Corp.	192	44,302
MGM Resorts International	86	2,556
Mohawk Industries, Inc.*	14	1,277
Newell Brands, Inc.	98	1,361
NIKE, Inc. Cl B	329	27,347
Norwegian Cruise Line Hldgs. Ltd.*	109	1,238

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

NVR, Inc.*	1	3,987
O’Reilly Automotive, Inc.*	17	11,957
Pool Corp.	11	3,500
PulteGroup, Inc.	61	2,288
Ralph Lauren Corp. Cl A	12	1,019
Ross Stores, Inc.	92	7,753
Royal Caribbean Cruises Ltd.*	58	2,198
Starbucks Corp.	299	25,194
Tapestry, Inc.	65	1,848
Target Corp.	121	17,955
Tesla, Inc.*	695	184,349
TJX Cos., Inc.	306	19,009
Tractor Supply Co.	30	5,576
Ulta Beauty, Inc.*	14	5,617
VF Corp.	86	2,572
Whirlpool Corp.	15	2,022
Wynn Resorts Ltd.*	28	1,765
Yum! Brands, Inc.	75	7,975

		927,993

CONSUMER STAPLES (4.0%)
Altria Group, Inc.	470	18,979
Archer-Daniels-Midland Co.	146	11,746
Brown-Forman Corp. Cl B	47	3,129
Campbell Soup Co.	52	2,450
Church & Dwight Co., Inc.	64	4,572
Clorox Co.	32	4,108
Coca-Cola Co.	1,016	56,916
Colgate-Palmolive Co.	218	15,315
Conagra Brands, Inc.	125	4,079
Constellation Brands, Inc. Cl A	42	9,647
Costco Wholesale Corp.	115	54,311
Estee Lauder Cos., Inc. Cl A	61	13,170
General Mills, Inc.	156	11,951
Hershey Co.	38	8,378
Hormel Foods Corp.	75	3,408
J M Smucker Co.	28	3,847
Kellogg Co.	66	4,598
Keurig Dr Pepper, Inc.	221	7,916
Kimberly-Clark Corp.	88	9,904
Kraft Heinz Co.	207	6,903
Kroger Co.	170	7,437
Lamb Weston Hldgs., Inc.	38	2,940
McCormick & Co., Inc.	65	4,633
Molson Coors Beverage Co. Cl B	49	2,351
Mondelez International, Inc. Cl A	358	19,629
Monster Beverage Corp.*	100	8,696
PepsiCo, Inc.	360	58,774
Philip Morris International, Inc.	404	33,536
Procter & Gamble Co.	624	78,780
Sysco Corp.	132	9,334
Tyson Foods, Inc. Cl A	76	5,011
Walgreens Boots Alliance, Inc.	187	5,872
Walmart, Inc.	372	48,248

		540,568

ENERGY (2.7%)
APA Corp.	86	2,940
Baker Hughes Co. Cl A	264	5,534
Chevron Corp.	471	67,669
ConocoPhillips	333	34,079
Coterra Energy, Inc.	208	5,433
Devon Energy Corp.	170	10,222
Diamondback Energy, Inc.	46	5,541
EOG Resources, Inc.	153	17,095
EQT Corp.	96	3,912
Exxon Mobil Corp.	1,089	95,081
Halliburton Co.	236	5,810
Hess Corp.	72	7,847
Kinder Morgan, Inc.	517	8,603
Marathon Oil Corp.	177	3,997
Marathon Petroleum Corp.	131	13,012

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Occidental Petroleum Corp.	195	11,983
ONEOK, Inc.	116	5,944
Phillips 66	125	10,090
Pioneer Natural Resources Co.	62	13,425
Schlumberger NV	369	13,247
Valero Energy Corp.	103	11,005
Williams Cos., Inc.	318	9,104

		361,573

FINANCIALS (7.3%)
Aflac, Inc.	151	8,486
Allstate Corp.	71	8,842
American Express Co.	157	21,181
American International Group, Inc.	199	9,449
Ameriprise Financial, Inc.	29	7,307
Aon PLC Cl A	56	15,001
Arthur J. Gallagher & Co.	55	9,417
Assurant, Inc.	14	2,034
Bank of America Corp.	1,826	55,145
Bank of New York Mellon Corp.	192	7,396
Berkshire Hathaway, Inc. Cl B*	471	125,766
BlackRock, Inc. Cl A	39	21,461
Brown & Brown, Inc.	61	3,689
Capital One Financial Corp.	101	9,309
Cboe Global Markets, Inc.	28	3,286
Charles Schwab Corp.	398	28,604
Chubb Ltd.	110	20,007
Cincinnati Financial Corp.	41	3,672
Citigroup, Inc.	505	21,043
Citizens Financial Group, Inc.	129	4,432
CME Group, Inc. Cl A	93	16,473
Comerica, Inc.	34	2,417
Discover Financial Svcs.	72	6,546
Everest Re Group Ltd.	11	2,887
FactSet Research Systems, Inc.	10	4,001
Fifth Third Bancorp	179	5,721
First Republic Bank	47	6,136
Franklin Resources, Inc.	74	1,592
Globe Life, Inc.	24	2,393
Goldman Sachs Group, Inc.	89	26,081
Hartford Financial Svcs. Group, Inc.	85	5,265
Huntington Bancshares, Inc.	373	4,916
Intercontinental Exchange, Inc.	145	13,101
Invesco Ltd.	118	1,617
iShares Core S&P 500 ETF	326	116,920
JPMorgan Chase & Co.	765	79,943
KeyCorp.	243	3,893
Lincoln National Corp.	41	1,800
Loews Corp.	52	2,592
M&T Bank Corp.	46	8,111
MarketAxess Hldgs., Inc.	10	2,225
Marsh & McLennan Cos., Inc.	130	19,408
MetLife, Inc.	175	10,636
Moody’s Corp.	42	10,211
Morgan Stanley	350	27,653
MSCI, Inc. Cl A	22	9,279
Nasdaq, Inc.	89	5,044
Northern Trust Corp.	55	4,706
PNC Financial Svcs. Group, Inc.	107	15,988
Principal Financial Group, Inc.	61	4,401
Progressive Corp.	152	17,664
Prudential Financial, Inc.	97	8,321
Raymond James Financial, Inc.	51	5,040
Regions Financial Corp.	244	4,897
S&P Global, Inc.	89	27,176
Signature Bank	16	2,416
State Street Corp.	96	5,838
SVB Financial Group*	15	5,037
Synchrony Financial	126	3,552
T. Rowe Price Group, Inc.	59	6,196
Travelers Cos., Inc.	62	9,498

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Truist Financial Corp.	346	15,065
U.S. Bancorp	353	14,233
Wells Fargo & Co.	990	39,818
Willis Towers Watson PLC	29	5,827
WR Berkley Corp.	54	3,487
Zions Bancorporation	40	2,034

		983,582

HEALTH CARE (8.8%)
Abbott Laboratories	457	44,219
AbbVie, Inc.	461	61,871
ABIOMED, Inc.*	12	2,948
Agilent Technologies, Inc.	78	9,481
Align Technology, Inc.*	19	3,935
AmerisourceBergen Corp. Cl A	40	5,413
Amgen, Inc.	139	31,330
Baxter International, Inc.	131	7,056
Becton Dickinson & Co.	74	16,489
Biogen, Inc.*	38	10,146
Bio-Rad Laboratories, Inc. Cl A*	6	2,503
Bio-Techne Corp.	10	2,840
Boston Scientific Corp.*	373	14,446
Bristol-Myers Squibb Co.	557	39,597
Cardinal Health, Inc.	71	4,734
Catalent, Inc.*	47	3,401
Centene Corp.*	150	11,672
Charles River Laboratories International, Inc.*	14	2,755
Cigna Corp.	80	22,198
Cooper Cos., Inc.	13	3,431
CVS Health Corp.	342	32,617
Danaher Corp.	170	43,909
DaVita, Inc.*	15	1,242
DENTSPLY SIRONA, Inc.	56	1,588
Dexcom, Inc.*	102	8,215
Edwards Lifesciences Corp.*	161	13,303
Elevance Health, Inc.	63	28,617
Eli Lilly & Co.	205	66,287
Gilead Sciences, Inc.	327	20,173
HCA Healthcare, Inc.	57	10,476
Henry Schein, Inc.*	36	2,368
Hologic, Inc.*	65	4,194
Humana, Inc.	33	16,011
IDEXX Laboratories, Inc.*	22	7,168
Illumina, Inc.*	41	7,822
Incyte Corp.*	49	3,265
Intuitive Surgical, Inc.*	93	17,432
IQVIA Hldgs., Inc.*	49	8,876
Johnson & Johnson	686	112,065
Laboratory Corp. of America Hldgs.	24	4,915
McKesson Corp.	38	12,915
Medtronic PLC	347	28,020
Merck & Co., Inc.	661	56,925
Mettler-Toledo International, Inc.*	6	6,505
Moderna, Inc.*	88	10,406
Molina Healthcare, Inc.*	15	4,948
Organon & Co.	66	1,545
PerkinElmer, Inc.	33	3,971
Pfizer, Inc.	1,465	64,109
Quest Diagnostics, Inc.	31	3,803
Regeneron Pharmaceuticals, Inc.*	28	19,288
ResMed, Inc.	38	8,295
STERIS PLC	26	4,323
Stryker Corp.	87	17,621
Teleflex, Inc.	13	2,619
Thermo Fisher Scientific, Inc.	102	51,733
UnitedHealth Group, Inc.	244	123,230
Universal Health Svcs., Inc. Cl B	18	1,587
Vertex Pharmaceuticals, Inc.*	66	19,110
Viatris, Inc.	316	2,692
Waters Corp.*	16	4,313
West Pharmaceutical Svcs., Inc.	20	4,922

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Zimmer Biomet Hldgs., Inc.	54	5,646
Zoetis, Inc. Cl A	122	18,091

		1,187,625

INDUSTRIALS (4.6%)
3M Co.	145	16,022
Alaska Air Group, Inc.*	33	1,292
Allegion PLC	23	2,063
American Airlines Group, Inc.*	169	2,035
AMETEK, Inc.	60	6,805
AO Smith Corp.	34	1,652
Boeing Co.*	145	17,557
Carrier Global Corp.	220	7,823
Caterpillar, Inc.	138	22,643
CH Robinson Worldwide, Inc.	33	3,178
Cintas Corp.	23	8,928
Copart, Inc.*	56	5,958
CoStar Group, Inc.*	103	7,174
CSX Corp.	560	14,918
Cummins, Inc.	37	7,530
Deere & Co.	73	24,374
Delta Air Lines, Inc.*	167	4,686
Dover Corp.	38	4,430
Eaton Corp. PLC	104	13,869
Emerson Electric Co.	154	11,276
Equifax, Inc.	32	5,486
Expeditors International of Washington, Inc.	43	3,798
Fastenal Co.	150	6,906
FedEx Corp.	62	9,205
Fortive Corp.	93	5,422
Fortune Brands Home & Security, Inc.	34	1,825
Generac Hldgs., Inc.*	17	3,028
General Dynamics Corp.	59	12,518
General Electric Co.	286	17,706
Honeywell International, Inc.	176	29,387
Howmet Aerospace, Inc.	97	3,000
Huntington Ingalls Industries, Inc.	11	2,436
IDEX Corp.	20	3,997
Illinois Tool Works, Inc.	74	13,368
Ingersoll Rand, Inc.	105	4,542
Jacobs Solutions, Inc.	34	3,689
JB Hunt Transport Svcs., Inc.	22	3,441
Johnson Controls International PLC	180	8,859
L-3 Harris Technologies, Inc.	50	10,392
Leidos Hldgs., Inc.	36	3,149
Lockheed Martin Corp.	61	23,564
Masco Corp.	59	2,755
Nielsen Hldgs. PLC	93	2,578
Nordson Corp.	14	2,972
Norfolk Southern Corp.	62	12,998
Northrop Grumman Corp.	38	17,872
Old Dominion Freight Line, Inc.	24	5,971
Otis Worldwide Corp.	110	7,018
PACCAR, Inc.	90	7,532
Parker-Hannifin Corp.	34	8,239
Pentair PLC	43	1,747
Quanta Svcs., Inc.	38	4,841
Raytheon Technologies Corp.	386	31,598
Republic Svcs., Inc. Cl A	54	7,346
Robert Half International, Inc.	29	2,218
Rockwell Automation, Inc.	31	6,668
Rollins, Inc.	60	2,081
Snap-on, Inc.	14	2,819
Southwest Airlines Co.*	154	4,749
Stanley Black & Decker, Inc.	39	2,933
Textron, Inc.	56	3,263
Trane Technologies PLC	61	8,834
TransDigm Group, Inc.	14	7,347
Union Pacific Corp.	163	31,756
United Airlines Hldgs., Inc.*	85	2,765
United Parcel Svc., Inc. Cl B	191	30,854

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

United Rentals, Inc.*	19	5,133
Verisk Analytics, Inc. Cl A	41	6,992
Waste Management, Inc.	99	15,861
Westinghouse Air Brake Technologies Corp.	47	3,823
WW Grainger, Inc.	12	5,870
Xylem, Inc.	47	4,106

		621,470

INFORMATION TECHNOLOGY (15.4%)
Accenture PLC Cl A	165	42,455
Adobe, Inc.*	123	33,850
Advanced Micro Devices, Inc.*	421	26,675
Akamai Technologies, Inc.*	42	3,373
Amphenol Corp. Cl A	155	10,379
Analog Devices, Inc.	136	18,950
ANSYS, Inc.*	23	5,099
Apple, Inc.	3,945	545,199
Applied Materials, Inc.	228	18,680
Arista Networks, Inc.*	64	7,225
Autodesk, Inc.*	56	10,461
Automatic Data Processing, Inc.	108	24,429
Broadcom, Inc.	106	47,065
Broadridge Financial Solutions, Inc.	31	4,474
Cadence Design Systems, Inc.*	72	11,767
CDW Corp.	36	5,619
Ceridian HCM Hldg., Inc.*	39	2,179
Cisco Systems, Inc.	1,081	43,240
Citrix Systems, Inc.	33	3,429
Cognizant Technology Solutions Corp. Cl A	135	7,754
Corning, Inc.	198	5,746
DXC Technology Co.*	61	1,493
Enphase Energy, Inc.*	36	9,989
EPAM Systems, Inc.*	15	5,433
F5, Inc.*	16	2,315
Fidelity National Information Svcs., Inc.	159	12,016
Fiserv, Inc.*	167	15,626
FleetCor Technologies, Inc.*	20	3,523
Fortinet, Inc.*	171	8,401
Gartner, Inc.*	21	5,810
Global Payments, Inc.	73	7,888
Hewlett Packard Enterprise Co.	339	4,061
HP, Inc.	238	5,931
Intel Corp.	1,072	27,626
International Business Machines Corp.	235	27,920
Intuit, Inc.	73	28,274
Jack Henry & Associates, Inc.	19	3,463
Juniper Networks, Inc.	84	2,194
Keysight Technologies, Inc.*	48	7,553
KLA Corp.	38	11,500
Lam Research Corp.	36	13,176
Mastercard, Inc. Cl A	223	63,408
Microchip Technology, Inc.	144	8,788
Micron Technology, Inc.	289	14,479
Microsoft Corp.	1,947	453,456
Monolithic Power Systems, Inc.	12	4,361
Motorola Solutions, Inc.	44	9,855
NetApp, Inc.	58	3,587
NortonLifeLock, Inc.	154	3,102
NVIDIA Corp.	653	79,268
NXP Semiconductors NV	68	10,031
ON Semiconductor Corp.*	113	7,043
Oracle Corp.	397	24,245
Paychex, Inc.	83	9,313
Paycom Software, Inc.*	13	4,290
PayPal Hldgs., Inc.*	301	25,907
PTC, Inc.*	28	2,929
Qorvo, Inc.*	27	2,144
QUALCOMM, Inc.	293	33,103
Roper Technologies, Inc.	28	10,070
Salesforce, Inc.*	259	37,255
Seagate Technology Hldgs. PLC	52	2,768

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

ServiceNow, Inc.*	53	20,013
Skyworks Solutions, Inc.	42	3,581
SolarEdge Technologies, Inc.*	14	3,240
Synopsys, Inc.*	40	12,220
TE Connectivity Ltd.	84	9,270
Teledyne Technologies, Inc.*	13	4,387
Teradyne, Inc.	41	3,081
Texas Instruments, Inc.	239	36,992
Trimble, Inc.*	65	3,528
Tyler Technologies, Inc.*	11	3,822
VeriSign, Inc.*	25	4,343
Visa, Inc. Cl A	427	75,857
Western Digital Corp.*	81	2,637
Zebra Technologies Corp. Cl A*	14	3,668

		2,078,281

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	58	13,498
Albemarle Corp.	31	8,198
Amcor PLC	392	4,206
Avery Dennison Corp.	22	3,579
Ball Corp.	83	4,011
Celanese Corp. Cl A	27	2,439
CF Industries Hldgs., Inc.	53	5,101
Corteva, Inc.	188	10,744
Dow, Inc.	188	8,259
DuPont de Nemours, Inc.	131	6,603
Eastman Chemical Co.	33	2,345
Ecolab, Inc.	65	9,387
FMC Corp.	33	3,488
Freeport-McMoRan, Inc.	374	10,222
International Flavors & Fragrances, Inc.	66	5,995
International Paper Co.	95	3,012
Linde PLC	131	35,316
LyondellBasell Industries NV Cl A	67	5,044
Martin Marietta Materials, Inc.	17	5,475
Mosaic Co.	91	4,398
Newmont Corp.	207	8,700
Nucor Corp.	69	7,382
Packaging Corp. of America	25	2,807
PPG Industries, Inc.	61	6,752
Sealed Air Corp.	38	1,691
Sherwin-Williams Co.	62	12,694
Vulcan Materials Co.	35	5,520
Westrock Co.	66	2,039

		198,905

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	39	5,467
American Tower Corp.	121	25,979
AvalonBay Communities, Inc.	37	6,815
Boston Properties, Inc.	38	2,849
Camden Property Trust	28	3,345
CBRE Group, Inc. Cl A*	84	5,671
Crown Castle, Inc.	113	16,334
Digital Realty Trust, Inc.	75	7,438
Duke Realty Corp.	100	4,820
Equinix, Inc.	24	13,652
Equity Residential	89	5,982
Essex Property Trust, Inc.	17	4,118
Extra Space Storage, Inc.	35	6,045
Federal Realty Investment Trust	19	1,712
Healthpeak Properties, Inc.	140	3,209
Host Hotels & Resorts, Inc.	186	2,954
Invitation Homes, Inc.	151	5,099

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Iron Mountain, Inc.	75	3,298
Kimco Realty Corp.	161	2,964
Mid-America Apartment Communities, Inc.	30	4,652
Prologis, Inc.	193	19,609
Public Storage	41	12,005
Realty Income Corp.	161	9,370
Regency Centers Corp.	41	2,208
SBA Communications Corp. Cl A	28	7,970
Simon Property Group, Inc.	85	7,629
UDR, Inc.	79	3,295
Ventas, Inc.	104	4,178
VICI Properties, Inc.	251	7,493
Vornado Realty Trust	42	973
Welltower, Inc.	121	7,783
Weyerhaeuser Co.	193	5,512

		220,428

UTILITIES (1.9%)
AES Corp.	174	3,932
Alliant Energy Corp.	66	3,497
Ameren Corp.	68	5,477
American Electric Power Co., Inc.	134	11,584
American Water Works Co., Inc.	48	6,248
Atmos Energy Corp.	36	3,667
CenterPoint Energy, Inc.	164	4,622
CMS Energy Corp.	75	4,368
Consolidated Edison, Inc.	92	7,890
Constellation Energy Corp.	85	7,071
Dominion Energy, Inc.	217	14,997
DTE Energy Co.	51	5,868
Duke Energy Corp.	201	18,697
Edison International	99	5,602
Entergy Corp.	53	5,334
Evergy, Inc.	60	3,564
Eversource Energy	90	7,017
Exelon Corp.	259	9,702
FirstEnergy Corp.	142	5,254
NextEra Energy, Inc.	513	40,224
NiSource, Inc.	106	2,670
NRG Energy, Inc.	62	2,373
PG&E Corp.*	420	5,250
Pinnacle West Capital Corp.	30	1,935
PPL Corp.	192	4,867
Public Svc. Enterprise Group, Inc.	130	7,310
Sempra Energy	82	12,295
Southern Co.	277	18,836
WEC Energy Group, Inc.	82	7,333
Xcel Energy, Inc.	142	9,088

		246,572

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $7,686,722 ) 59.4%		8,001,759

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (0.9%)
Cardlytics, Inc.*	205	1,927
EchoStar Corp. Cl A*	663	10,920
Fox Corp. Cl A	473	14,512
Take-Two Interactive Software, Inc.*	257	28,013
TEGNA, Inc.	2,433	50,314
Twitter, Inc.*	250	10,960
Warner Bros Discovery, Inc.*	524	6,026

		122,672

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

CONSUMER DISCRETIONARY (3.8%)
Aptiv PLC*	87	6,803
AutoZone, Inc.*	22	47,122
Bloomin’ Brands, Inc.	1,748	32,041
Bright Horizons Family Solutions, Inc.*	76	4,381
Burlington Stores, Inc.*	38	4,252
Caesars Entertainment, Inc.*	255	8,226
Capri Hldgs. Ltd.*	661	25,409
Darden Restaurants, Inc.	177	22,358
Everi Hldgs., Inc.*	471	7,640
Five Below, Inc.*	229	31,526
Fox Factory Hldg. Corp.*	92	7,275
Golden Entertainment, Inc.*	582	20,306
Hanesbrands, Inc.	893	6,215
Lithia Motors, Inc. Cl A	59	12,658
Marriott Vacations Worldwide Corp.	527	64,220
Murphy USA, Inc.	42	11,546
NVR, Inc.*	4	15,948
Ollie’s Bargain Outlet Hldgs., Inc.*	599	30,908
Skyline Champion Corp.*	115	6,080
Sonic Automotive, Inc. Cl A	793	34,337
Sonos, Inc.*	397	5,518
Steven Madden Ltd.	1,019	27,177
Taylor Morrison Home Corp. Cl A*	1,271	29,640
Tractor Supply Co.	150	27,882
Williams-Sonoma, Inc.	111	13,081
XPEL, Inc.*	222	14,306

		516,855

CONSUMER STAPLES (1.4%)
BJ’s Wholesale Club Hldgs., Inc.*	130	9,465
Boston Beer Co., Inc. Cl A*	69	22,332
Church & Dwight Co., Inc.	305	21,789
Constellation Brands, Inc. Cl A	179	41,112
Crimson Wine Group Ltd.*	1,937	12,300
Freshpet, Inc.*	230	11,521
TreeHouse Foods, Inc.*	1,755	74,447

		192,966

ENERGY (2.9%)
Baker Hughes Co. Cl A	1,516	31,775
ChampionX Corp.	1,996	39,062
Cheniere Energy, Inc.	255	42,307
Chesapeake Energy Corp.	473	44,561
Devon Energy Corp.	826	49,667
EQT Corp.	1,026	41,810
Hess Corp.	82	8,937
Magnolia Oil & Gas Corp. Cl A	482	9,548
MPLX LP*	216	6,482
Northern Oil & Gas, Inc.	603	16,528
Ovintiv, Inc.	511	23,506
PDC Energy, Inc.	593	34,269
Southwestern Energy Co.*	2,370	14,504
Williams Cos., Inc.	753	21,559

		384,515

FINANCIALS (6.5%)
American Equity Investment Life Hldg. Co.	439	16,370
American Financial Group, Inc.	193	23,725
Ameriprise Financial, Inc.	214	53,917
Argo Group International Hldgs. Ltd.	288	5,547
Bank of Marin Bancorp	205	6,140
Banner Corp.	431	25,463
Brookline Bancorp, Inc.	1,329	15,483
Brown & Brown, Inc.	434	26,249
Dime Community Bancshares, Inc.	379	11,097
Discover Financial Svcs.	269	24,458

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Eastern Bankshares, Inc.	2,004	39,359
Ellington Financial, Inc.	1,255	14,269
Enterprise Financial Svcs. Corp.	550	24,222
Essent Group Ltd.	595	20,748
Everest Re Group Ltd.	43	11,285
Fifth Third Bancorp	830	26,527
First Financial Bankshares, Inc.	148	6,191
First Foundation, Inc.	356	6,458
First Interstate BancSystem, Inc. Cl A	761	30,706
First Republic Bank	171	22,324
Glacier Bancorp, Inc.	182	8,942
Goosehead Insurance, Inc. Cl A*	97	3,457
Green Dot Corp. Cl A*	867	16,456
Hancock Whitney Corp.	580	26,570
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	122	3,651
Hartford Financial Svcs. Group, Inc.	591	36,606
Home BancShares, Inc.	973	21,902
Houlihan Lokey, Inc. Cl A	98	7,387
iShares Micro-Cap ETF	47	4,859
iShares Russell 2000 Growth ETF	99	20,452
KeyCorp.	689	11,038
Metropolitan Bank Hldg. Corp.*	186	11,971
Moelis & Co. Cl A	214	7,235
MSCI, Inc. Cl A	36	15,185
Primerica, Inc.	296	36,541
Raymond James Financial, Inc.	201	19,863
Reinsurance Group of America, Inc.	78	9,813
RLI Corp.	92	9,419
Selective Insurance Group, Inc.	310	25,234
Signature Bank	51	7,701
Silvergate Capital Corp. Cl A*	63	4,747
Starwood Property Trust, Inc.	1,048	19,095
Stifel Financial Corp.	142	7,371
Stock Yards Bancorp, Inc.	474	32,236
SVB Financial Group*	67	22,496
Synchrony Financial	209	5,892
TriCo Bancshares	335	14,958
UMB Financial Corp.	226	19,050
Voya Financial, Inc.	138	8,349
Webster Financial Corp.	325	14,690
Zions Bancorporation	112	5,697

		869,401

HEALTH CARE (4.6%)
Addus HomeCare Corp.*	168	16,000
Agilent Technologies, Inc.	275	33,426
Align Technology, Inc.*	38	7,870
Alnylam Pharmaceuticals, Inc.*	53	10,608
Amicus Therapeutics, Inc.*	473	4,938
AMN Healthcare Svcs., Inc.*	92	9,748
Amphastar Pharmaceuticals, Inc.*	177	4,974
Apellis Pharmaceuticals, Inc.*	65	4,440
Arrowhead Pharmaceuticals, Inc.*	120	3,966
Axsome Therapeutics, Inc.*	50	2,231
Beam Therapeutics, Inc.*	51	2,430
BELLUS Health, Inc.*	163	1,721
BioCryst Pharmaceuticals, Inc.*	624	7,862
Biohaven Pharmaceutical Hldg. Co. Ltd.*	74	11,187
Blueprint Medicines Corp.*	85	5,601
Centene Corp.*	144	11,204
Chemed Corp.	29	12,660
ChemoCentryx, Inc.*	202	10,435
Collegium Pharmaceutical, Inc.*	319	5,110
CONMED Corp.	85	6,814
Corcept Therapeutics, Inc.*	218	5,590

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Emergent BioSolutions, Inc.*	248	5,206
Encompass Health Corp.	375	16,961
Enhabit, Inc.*	137	1,923
Envista Hldgs. Corp.*	345	11,319
Exact Sciences Corp.*	69	2,242
Fate Therapeutics, Inc.*	128	2,868
Halozyme Therapeutics, Inc.*	191	7,552
Horizon Therapeutics PLC*	275	17,020
Humana, Inc.	19	9,219
IDEXX Laboratories, Inc.*	26	8,470
Inmode Ltd.*	136	3,959
Insmed, Inc.*	212	4,566
Inspire Medical Systems, Inc.*	44	7,804
Insulet Corp.*	43	9,864
Intra-Cellular Therapies, Inc.*	87	4,048
iRhythm Technologies, Inc.*	56	7,016
Karuna Therapeutics, Inc.*	28	6,298
Krystal Biotech, Inc.*	61	4,252
Laboratory Corp. of America Hldgs.	56	11,470
LHC Group, Inc.*	38	6,219
Madrigal Pharmaceuticals, Inc.*	37	2,405
Medpace Hldgs., Inc.*	40	6,287
Mettler-Toledo International, Inc.*	14	15,177
ModivCare, Inc.*	42	4,187
NanoString Technologies, Inc.*	371	4,738
Neogen Corp.*	273	3,814
NextGen Healthcare, Inc.*	1,852	32,780
Omnicell, Inc.*	86	7,485
OrthoPediatrics Corp.*	151	6,967
Owens & Minor, Inc.	163	3,928
Penumbra, Inc.*	43	8,153
QuidelOrtho Corp.*	160	11,437
Repligen Corp.*	48	8,981
SeaSpine Hldgs. Corp.*	1,223	6,947
Shockwave Medical, Inc.*	24	6,674
Sientra, Inc.*	2,975	1,904
Silk Road Medical, Inc.*	129	5,805
Simulations Plus, Inc.	166	8,058
STAAR Surgical Co.*	103	7,267
Supernus Pharmaceuticals, Inc.*	1,052	35,610
Syneos Health, Inc. Cl A*	472	22,255
Tactile Systems Technology, Inc.*	370	2,882
Tandem Diabetes Care, Inc.*	154	7,369
Tenet Healthcare Corp.*	183	9,439
Veeva Systems, Inc. Cl A*	75	12,366
Vericel Corp.*	473	10,974
Xencor, Inc.*	125	3,248
Zimmer Biomet Hldgs., Inc.	278	29,065
Zimvie, Inc.*	16	158

		613,451

INDUSTRIALS (6.9%)
Alaska Air Group, Inc.*	568	22,237
Arcosa, Inc.	357	20,413
Atkore, Inc.*	88	6,847
Axon Enterprise, Inc.*	163	18,867
AZEK Co., Inc. Cl A*	172	2,859
Bloom Energy Corp. Cl A*	344	6,877
Builders FirstSource, Inc.*	492	28,989
Carlisle Cos., Inc.	182	51,035
Casella Waste Systems, Inc. Cl A*	120	9,167
Chart Industries, Inc.*	88	16,223
Clean Harbors, Inc.*	277	30,464
Crane Hldgs. Co.	234	20,484
Deluxe Corp.	1,160	19,314
Dover Corp.	235	27,396
Ducommun, Inc.*	332	13,167

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

EMCOR Group, Inc.	152	17,553
Encore Wire Corp.	118	13,634
EnPro Industries, Inc.	392	33,312
ESCO Technologies, Inc.	462	33,929
Federal Signal Corp.	474	17,690
Franklin Electric Co., Inc.	132	10,786
Generac Hldgs., Inc.*	82	14,608
Graco, Inc.	258	15,467
HEICO Corp. Cl A	80	9,170
Huron Consulting Group, Inc.*	108	7,155
IAA, Inc.*	206	6,561
ICF International, Inc.	272	29,653
Jacobs Solutions, Inc.	153	16,599
KBR, Inc.	1,078	46,591
Korn Ferry	158	7,418
L-3 Harris Technologies, Inc.	66	13,716
Masonite International Corp.*	65	4,634
Miller Industries, Inc.	1,034	22,014
Mueller Industries, Inc.	1,368	81,314
Old Dominion Freight Line, Inc.	143	35,575
Oshkosh Corp.	229	16,096
Quanta Svcs., Inc.	170	21,656
Saia, Inc.*	31	5,890
Simpson Manufacturing Co., Inc.	61	4,782
Stanley Black & Decker, Inc.	93	6,995
Tetra Tech, Inc.	43	5,527
TransUnion	178	10,589
Trex Co., Inc.*	431	18,938
UFP Industries, Inc.	450	32,472
Univar Solutions, Inc.*	1,197	27,220
Vicor Corp.*	82	4,849
VSE Corp.	683	24,178
Werner Enterprises, Inc.	428	16,093
Willdan Group, Inc.*	192	2,844

		929,847

INFORMATION TECHNOLOGY (4.5%)
Altair Engineering, Inc. Cl A*	125	5,528
Amphenol Corp. Cl A	240	16,070
Arteris, Inc.*	491	3,270
Blackline, Inc.*	83	4,972
Cambium Networks Corp.*	352	5,956
Ciena Corp.*	244	9,865
Coherent Corp.*	386	13,452
Cohu, Inc.*	314	8,095
Credo Technology Group Hldg. Ltd.*	283	3,113
Digi International, Inc.*	187	6,465
Domo, Inc. Cl B*	347	6,243
DXC Technology Co.*	956	23,403
EPAM Systems, Inc.*	37	13,401
Euronet Worldwide, Inc.*	450	34,092
Fabrinet*	64	6,109
Five9, Inc.*	391	29,317
ForgeRock, Inc. Cl A*	375	5,449
Globant S.A.*	48	8,980
Grid Dynamics Hldgs., Inc.*	82	1,536
Guidewire Software, Inc.*	89	5,481
Hewlett Packard Enterprise Co.	773	9,261
Keysight Technologies, Inc.*	59	9,285
LivePerson, Inc.*	320	3,014
Lumentum Hldgs., Inc.*	318	21,805
Marvell Technology, Inc.	172	7,381
Maximus, Inc.	103	5,961
MaxLinear, Inc. Cl A*	527	17,191
Microchip Technology, Inc.	158	9,643
MKS Instruments, Inc.	82	6,776
MongoDB, Inc. Cl A*	23	4,567
Monolithic Power Systems, Inc.	48	17,442
Motorola Solutions, Inc.	58	12,989

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

nLight, Inc.*	224	2,117
Novanta, Inc.*	66	7,633
Okta, Inc. Cl A*	63	3,583
Onto Innovation, Inc.*	52	3,331
Palo Alto Networks, Inc.*	123	20,146
PDF Solutions, Inc.*	245	6,010
Perficient, Inc.*	158	10,273
Ping Identity Hldg. Corp.*	413	11,593
PTC, Inc.*	208	21,757
Q2 Hldgs., Inc.*	115	3,703
Qualys, Inc.*	39	5,436
Rapid7, Inc.*	158	6,778
Sequans Communications S.A.*	457	1,631
Silicon Laboratories, Inc.*	50	6,172
Splunk, Inc.*	145	10,904
Synaptics, Inc.*	61	6,040
Synopsys, Inc.*	44	13,443
Teledyne Technologies, Inc.*	69	23,286
Tenable Hldgs., Inc.*	104	3,619
Teradyne, Inc.	200	15,030
Varonis Systems, Inc. Cl B*	115	3,050
Viasat, Inc.*	964	29,142
Xperi Hldg. Corp.	1,235	17,463
Zendesk, Inc.*	359	27,320
Zuora, Inc. Cl A*	1,613	11,904

		607,476

MATERIALS (2.5%)
Albemarle Corp.	25	6,611
Ashland, Inc.	446	42,357
Avient Corp.	406	12,302
Crown Hldgs., Inc.	794	64,338
FMC Corp.	171	18,075
Freeport-McMoRan, Inc.	174	4,756
Innospec, Inc.	120	10,280
Kaiser Aluminum Corp.	407	24,969
Livent Corp.*	227	6,958
Materion Corp.	597	47,760
Newmont Corp.	317	13,324
Orion Engineered Carbons S.A.	596	7,957
Packaging Corp. of America	117	13,138
PPG Industries, Inc.	74	8,191
Steel Dynamics, Inc.	163	11,565
Stepan Co.	85	7,962
Valvoline, Inc.	731	18,524
Vulcan Materials Co.	88	13,878

		332,945

REAL ESTATE (2.7%)
Alexander’s, Inc.	29	6,060
Alexandria Real Estate Equities, Inc.	60	8,412
Apartment Income REIT Corp.	197	7,608
Apartment Investment & Management Co. Cl A	1,303	9,512
AvalonBay Communities, Inc.	54	9,946
Brandywine Realty Trust	610	4,118
Camden Property Trust	127	15,170
Cousins Properties, Inc.	445	10,391
CTO Realty Growth, Inc.	346	6,484
Duke Realty Corp.	1,011	48,730
Easterly Government Properties, Inc. Cl A	1,254	19,776
EastGroup Properties, Inc.	65	9,382
Equity Commonwealth	647	15,761
Gaming & Leisure Properties, Inc.	213	9,423
Highwoods Properties, Inc.	349	9,409
Host Hotels & Resorts, Inc.	1,281	20,342
Kilroy Realty Corp.	314	13,223
Life Storage, Inc.	78	8,639
LXP Industrial Trust	1,114	10,204
PotlatchDeltic Corp.	521	21,381
Realty Income Corp.	193	11,233

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - ALL AMERICA PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Sabra Health Care REIT, Inc.	1,247	16,361
SBA Communications Corp. Cl A	38	10,817
Sun Communities, Inc.	128	17,322
Welltower, Inc.	366	23,541
Weyerhaeuser Co.	469	13,395
Xenia Hotels & Resorts, Inc.	532	7,336

		363,976

UTILITIES (2.2%)
AES Corp.	448	10,125
Ameren Corp.	192	15,466
Atmos Energy Corp.	80	8,148
Avista Corp.	371	13,746
Black Hills Corp.	346	23,435
Chesapeake Utilities Corp.	97	11,193
DTE Energy Co.	137	15,761
Entergy Corp.	118	11,875
Evergy, Inc.	793	47,104
IDACORP, Inc.	172	17,030
NiSource, Inc.	816	20,555
NorthWestern Corp.	253	12,468
NRG Energy, Inc.	487	18,637
ONE Gas, Inc.	77	5,420
Portland General Electric Co.	311	13,516
PPL Corp.	300	7,605
Public Svc. Enterprise Group, Inc.	302	16,981
Sempra Energy	104	15,594
Spire, Inc.	180	11,219

		295,878

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $5,365,359) 38.9%		5,229,982

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit	2.33	10/03/22	197,273	197,273
JP Morgan Chase, New York Time Deposit	2.33	10/03/22	47,834	47,834

				245,107

TOTAL TEMPORARY CASH INVESTMENT (Cost: $245,107) 1.8%				245,107

TOTAL INVESTMENTS (Cost: $13,297,188) 100.1%				13,476,848

OTHER NET ASSETS -0.1%				(7,688)

NET ASSETS 100.0%				$13,469,160

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.8%)
EchoStar Corp. Cl A*	4,252	70,030
TEGNA, Inc.	14,761	305,258

		375,288

CONSUMER DISCRETIONARY (8.2%)
Bloomin’ Brands, Inc.	7,114	130,399
Capri Hldgs. Ltd.*	2,156	82,877
Golden Entertainment, Inc.*	1,812	63,221
Marriott Vacations Worldwide Corp.	1,271	154,884
Sonic Automotive, Inc. Cl A	3,376	146,181
Steven Madden Ltd.	4,010	106,947
Taylor Morrison Home Corp. Cl A*	5,157	120,261

		804,770

CONSUMER STAPLES (3.7%)
Crimson Wine Group Ltd.*	11,820	75,057
TreeHouse Foods, Inc.*	6,776	287,438

		362,495

ENERGY (8.6%)
ChampionX Corp.	10,686	209,125
EQT Corp.	6,643	270,702
Ovintiv, Inc.	3,285	151,110
PDC Energy, Inc.	3,732	215,672

		846,609

FINANCIALS (25.4%)
American Equity Investment Life Hldg. Co.	2,874	107,171
Argo Group International Hldgs. Ltd.	1,840	35,438
Bank of Marin Bancorp	1,328	39,774
Banner Corp.	2,766	163,415
Brookline Bancorp, Inc.	8,340	97,161
Dime Community Bancshares, Inc.	1,961	57,418
Eastern Bankshares, Inc.	12,418	243,890
Ellington Financial, Inc.	7,978	90,710
Enterprise Financial Svcs. Corp.	3,437	151,366
Essent Group Ltd.	3,693	128,775
First Interstate BancSystem, Inc. Cl A	4,873	196,626
Green Dot Corp. Cl A*	5,920	112,362
Hancock Whitney Corp.	3,587	164,320
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	769	23,016
Home BancShares, Inc.	5,995	134,947
Metropolitan Bank Hldg. Corp.*	1,187	76,395
Moelis & Co. Cl A	1,345	45,474
Selective Insurance Group, Inc.	1,884	153,358
Stifel Financial Corp.	859	44,591
Stock Yards Bancorp, Inc.	3,089	210,083
TriCo Bancshares	2,082	92,961
UMB Financial Corp.	1,471	123,991

		2,493,242

HEALTH CARE (6.1%)
BioCryst Pharmaceuticals, Inc.*	3,957	49,858
Emergent BioSolutions, Inc.*	895	18,786
NanoString Technologies, Inc.*	2,610	33,330
NextGen Healthcare, Inc.*	8,391	148,521
SeaSpine Hldgs. Corp.*	7,791	44,253
Sientra, Inc.*	25,731	16,468
Supernus Pharmaceuticals, Inc.*	4,728	160,043
Syneos Health, Inc. Cl A*	1,781	83,974
Vericel Corp.*	1,788	41,481

		596,714

INDUSTRIALS (18.5%)
Arcosa, Inc.	2,289	130,885
Builders FirstSource, Inc.*	1,805	106,350
Deluxe Corp.	7,196	119,813
Encore Wire Corp.	759	87,695
EnPro Industries, Inc.	2,450	208,201
ICF International, Inc.	1,181	128,753
KBR, Inc.	2,715	117,342
Miller Industries, Inc.	6,330	134,766
Mueller Industries, Inc.	6,179	367,280

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

UFP Industries, Inc.	2,360	170,298
VSE Corp.	4,113	145,600
Werner Enterprises, Inc.	2,678	100,693

		1,817,676

INFORMATION TECHNOLOGY (4.4%)
Coherent Corp.*	1,605	55,934
Cohu, Inc.*	2,020	52,075
Digi International, Inc.*	1,177	40,689
MaxLinear, Inc. Cl A*	1,432	46,712
nLight, Inc.*	1,426	13,476
Sequans Communications S.A.*	2,982	10,646
Viasat, Inc.*	1,720	51,996
Xperi Hldg. Corp.	7,918	111,960
Zuora, Inc. Cl A*	6,438	47,512

		431,000

MATERIALS (4.9%)
Avient Corp.	1,958	59,327
Kaiser Aluminum Corp.	1,879	115,277
Materion Corp.	3,154	252,320
Stepan Co.	597	55,921

		482,845

REAL ESTATE (7.7%)
Alexander’s, Inc.	126	26,329
Apartment Investment & Management Co. Cl A	8,282	60,458
Cousins Properties, Inc.	2,869	66,991
CTO Realty Growth, Inc.	2,350	44,039
Easterly Government Properties, Inc. Cl A	5,665	89,337
Equity Commonwealth	3,963	96,539
Highwoods Properties, Inc.	2,270	61,199
LXP Industrial Trust	7,055	64,624
PotlatchDeltic Corp.	3,156	129,522
Sabra Health Care REIT, Inc.	9,380	123,066

		762,104

UTILITIES (4.7%)
Avista Corp.	2,400	88,920
Black Hills Corp.	2,075	140,540
NorthWestern Corp.	1,570	77,369
Portland General Electric Co.	1,928	83,791
Spire, Inc.	1,102	68,688

		459,308

TOTAL COMMON STOCKS (Cost: $11,093,396) 96.0%		9,432,051

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (4.0%)
Citibank, New York Time Deposit	2.33	10/03/22	397,563	397,563

TOTAL TEMPORARY CASH INVESTMENT (Cost: $397,563) 4.0%				397,563

TOTAL INVESTMENTS (Cost: $11,490,959) 100.0%				9,829,614

OTHER NET ASSETS -0.0% (2)				(675)

NET ASSETS 100.0%				$9,828,939

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.2%)
Cardlytics, Inc.*	2,011	18,903

CONSUMER DISCRETIONARY (11.4%)
Bloomin’ Brands, Inc.	6,331	116,047
Everi Hldgs., Inc.*	4,613	74,823
Five Below, Inc.*	440	60,575
Fox Factory Hldg. Corp.*	922	72,912
Golden Entertainment, Inc.*	2,895	101,007
Marriott Vacations Worldwide Corp.	757	92,248
Murphy USA, Inc.	458	125,909
Ollie’s Bargain Outlet Hldgs., Inc.*	1,887	97,369
Skyline Champion Corp.*	1,152	60,906
Sonic Automotive, Inc. Cl A	2,505	108,466
Sonos, Inc.*	3,959	55,030
Steven Madden Ltd.	1,773	47,286
Taylor Morrison Home Corp. Cl A*	1,463	34,117
XPEL, Inc.*	2,218	142,928

		1,189,623

CONSUMER STAPLES (3.1%)
BJ’s Wholesale Club Hldgs., Inc.*	1,279	93,124
Boston Beer Co., Inc. Cl A*	217	70,232
Freshpet, Inc.*	1,318	66,019
TreeHouse Foods, Inc.*	2,074	87,979

		317,354

ENERGY (6.2%)
ChampionX Corp.	3,625	70,941
Chesapeake Energy Corp.	1,862	175,419
Magnolia Oil & Gas Corp. Cl A	4,761	94,316
Northern Oil & Gas, Inc.	5,930	162,541
Southwestern Energy Co.*	23,273	142,431

		645,648

FINANCIALS (9.2%)
First Financial Bankshares, Inc.	1,422	59,482
First Foundation, Inc.	3,458	62,728
Glacier Bancorp, Inc.	1,771	87,009
Goosehead Insurance, Inc. Cl A*	930	33,145
Houlihan Lokey, Inc. Cl A	974	73,420
iShares Micro-Cap ETF	445	46,009
iShares Russell 2000 Growth ETF	1,734	358,227
Primerica, Inc.	772	95,303
RLI Corp.	904	92,552
Silvergate Capital Corp. Cl A*	622	46,868

		954,743

HEALTH CARE (24.6%)
Addus HomeCare Corp.*	1,638	156,003
Amicus Therapeutics, Inc.*	4,727	49,350
AMN Healthcare Svcs., Inc.*	907	96,106
Amphastar Pharmaceuticals, Inc.*	1,785	50,158
Apellis Pharmaceuticals, Inc.*	649	44,327
Arrowhead Pharmaceuticals, Inc.*	1,137	37,578
Axsome Therapeutics, Inc.*	511	22,801
Beam Therapeutics, Inc.*	511	24,344
BELLUS Health, Inc.*	1,631	17,223
Biohaven Pharmaceutical Hldg. Co. Ltd.*	734	110,959
Blueprint Medicines Corp.*	802	52,844
ChemoCentryx, Inc.*	1,997	103,165
Collegium Pharmaceutical, Inc.*	3,161	50,639
CONMED Corp.	851	68,225
Corcept Therapeutics, Inc.*	2,185	56,023
Emergent BioSolutions, Inc.*	1,047	21,977
Fate Therapeutics, Inc.*	1,250	28,013
Halozyme Therapeutics, Inc.*	1,883	74,454
Inmode Ltd.*	1,365	39,735
Insmed, Inc.*	2,083	44,868
Inspire Medical Systems, Inc.*	436	77,333
Intra-Cellular Therapies, Inc.*	876	40,760

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

iRhythm Technologies, Inc.*	550	68,904
Karuna Therapeutics, Inc.*	282	63,430
Krystal Biotech, Inc.*	549	38,265
LHC Group, Inc.*	374	61,209
Madrigal Pharmaceuticals, Inc.*	364	23,656
Medpace Hldgs., Inc.*	393	61,768
ModivCare, Inc.*	412	41,068
Neogen Corp.*	2,705	37,789
NextGen Healthcare, Inc.*	4,981	88,164
Omnicell, Inc.*	868	75,542
OrthoPediatrics Corp.*	1,439	66,395
Owens & Minor, Inc.	1,647	39,693
QuidelOrtho Corp.*	600	42,888
Shockwave Medical, Inc.*	243	67,571
Silk Road Medical, Inc.*	1,291	58,095
Simulations Plus, Inc.	1,630	79,120
STAAR Surgical Co.*	1,020	71,961
Supernus Pharmaceuticals, Inc.*	2,904	98,300
Tactile Systems Technology, Inc.*	3,657	28,488
Tenet Healthcare Corp.*	1,810	93,360
Vericel Corp.*	2,007	46,562
Xencor, Inc.*	1,222	31,748

		2,550,861

INDUSTRIALS (16.9%)
Atkore, Inc.*	890	69,251
AZEK Co., Inc. Cl A*	1,729	28,736
Bloom Energy Corp. Cl A*	3,433	68,626
Casella Waste Systems, Inc. Cl A*	1,175	89,758
Chart Industries, Inc.*	885	163,150
Ducommun, Inc.*	3,328	131,989
EMCOR Group, Inc.	1,500	173,220
ESCO Technologies, Inc.	2,062	151,433
Federal Signal Corp.	4,591	171,336
Franklin Electric Co., Inc.	1,279	104,507
Huron Consulting Group, Inc.*	1,083	71,749
ICF International, Inc.	740	80,675
KBR, Inc.	920	39,762
Korn Ferry	1,593	74,791
Masonite International Corp.*	645	45,982
Saia, Inc.*	304	57,760
Simpson Manufacturing Co., Inc.	607	47,589
Tetra Tech, Inc.	414	53,212
UFP Industries, Inc.	815	58,810
Vicor Corp.*	814	48,140
Willdan Group, Inc.*	1,893	28,035

		1,758,511

INFORMATION TECHNOLOGY (16.4%)
Altair Engineering, Inc. Cl A*	1,165	51,516
Arteris, Inc.*	4,722	31,449
Blackline, Inc.*	822	49,238
Cambium Networks Corp.*	3,452	58,408
Coherent Corp.*	1,316	45,863
Credo Technology Group Hldg. Ltd.*	2,811	30,921
Domo, Inc. Cl B*	3,464	62,317
Fabrinet*	632	60,324
Five9, Inc.*	1,253	93,950
ForgeRock, Inc. Cl A*	3,743	54,386
Globant S.A.*	468	87,553
Grid Dynamics Hldgs., Inc.*	827	15,490
LivePerson, Inc.*	3,126	29,447
Lumentum Hldgs., Inc.*	923	63,290
Maximus, Inc.	989	57,233
MaxLinear, Inc. Cl A*	2,967	96,784
Novanta, Inc.*	649	75,057
Onto Innovation, Inc.*	524	33,562
PDF Solutions, Inc.*	2,404	58,970
Perficient, Inc.*	1,559	101,366
Ping Identity Hldg. Corp.*	4,123	115,733
Q2 Hldgs., Inc.*	1,135	36,547

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Qualys, Inc.*	381	53,108
Rapid7, Inc.*	1,589	68,168
Silicon Laboratories, Inc.*	493	60,856
Synaptics, Inc.*	598	59,208
Tenable Hldgs., Inc.*	1,031	35,879
Varonis Systems, Inc. Cl B*	1,141	30,259
Viasat, Inc.*	1,418	42,866
Zuora, Inc. Cl A*	6,003	44,302

		1,704,050

MATERIALS (4.8%)
Avient Corp.	978	29,633
Innospec, Inc.	1,200	102,804
Kaiser Aluminum Corp.	1,113	68,283
Livent Corp.*	2,233	68,442
Materion Corp.	963	77,040
Orion Engineered Carbons S.A.	5,841	77,977
Valvoline, Inc.	2,779	70,420

		494,599

REAL ESTATE (2.1%)
Easterly Government Properties, Inc. Cl A	3,499	55,179
EastGroup Properties, Inc.	638	92,089
Xenia Hotels & Resorts, Inc.	5,339	73,625

		220,893

UTILITIES (2.0%)
Chesapeake Utilities Corp.	881	101,659
IDACORP, Inc.	558	55,247
ONE Gas, Inc.	772	54,341

		211,247

TOTAL COMMON STOCKS (Cost: $11,333,543) 96.9%		10,066,432

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.3%)
Citibank, New York Time Deposit	2.33	10/03/22	341,340	341,340

TOTAL TEMPORARY CASH INVESTMENT (Cost: $341,340) 3.3%				341,340

TOTAL INVESTMENTS (Cost: $11,674,883) 100.2%				10,407,772

OTHER NET ASSETS -0.2%				(19,128)

NET ASSETS 100.0%				$10,388,644

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.1%)
AMC Networks, Inc. Cl A*	212	4,304
ATN International, Inc.	81	3,124
Cars.com, Inc.*	477	5,485
Cinemark Hldgs., Inc.*	810	9,809
Cogent Communications Hldgs., Inc.	322	16,796
Consolidated Communications Hldgs., Inc.*	556	2,313
EW Scripps Co. Cl A*	437	4,925
Gannett Co., Inc.*	1,068	1,634
Gogo, Inc.*	495	5,999
Marcus Corp.	183	2,542
QuinStreet, Inc.*	388	4,074
Scholastic Corp.	228	7,013
Shenandoah Telecommunications Co.	378	6,434
Shutterstock, Inc.	181	9,081
TechTarget, Inc.*	204	12,077
Telephone & Data Systems, Inc.	755	10,494
Thryv Hldgs., Inc.*	231	5,274
Yelp, Inc. Cl A*	530	17,972

		129,350

CONSUMER DISCRETIONARY (12.3%)
Aaron’s Co., Inc.	233	2,265
Abercrombie & Fitch Co. Cl A*	381	5,925
Academy Sports & Outdoors, Inc.	642	27,080
Adtalem Global Education, Inc.*	341	12,429
American Axle & Manufacturing Hldgs., Inc.*	864	5,901
American Eagle Outfitters, Inc.	1,188	11,559
America’s Car-Mart, Inc.*	45	2,746
Asbury Automotive Group, Inc.*	167	25,234
Bed Bath & Beyond, Inc.*	526	3,203
Big Lots, Inc.	218	3,403
BJ’s Restaurants, Inc.*	177	4,221
Bloomin’ Brands, Inc.	673	12,336
Boot Barn Hldgs., Inc.*	225	13,153
Brinker International, Inc.*	331	8,268
Buckle, Inc.	223	7,060
Caleres, Inc.	277	6,709
Cato Corp. Cl A	123	1,173
Cavco Industries, Inc.*	63	12,963
Century Communities, Inc.	217	9,283
Cheesecake Factory, Inc.	367	10,746
Chico’s FAS, Inc.*	944	4,569
Children’s Place, Inc.*	99	3,058
Chuy’s Hldgs., Inc.*	143	3,315
Conn’s, Inc.*	97	687
Dave & Buster’s Entertainment, Inc.*	321	9,961
Designer Brands, Inc. Cl A	426	6,522
Dine Brands Global, Inc.	119	7,564
Dorman Products, Inc.*	214	17,574
El Pollo Loco Hldgs., Inc.*	148	1,320
Ethan Allen Interiors, Inc.	171	3,615
Frontdoor, Inc.*	615	12,540
Genesco, Inc.*	98	3,853
Gentherm, Inc.*	251	12,482
G-III Apparel Group Ltd.*	328	4,904
Golden Entertainment, Inc.*	165	5,757
Green Brick Partners, Inc.*	205	4,383
Group 1 Automotive, Inc.	120	17,144
Guess?, Inc.	252	3,697
Haverty Furniture Cos., Inc.	102	2,540
Hibbett, Inc.	97	4,832
Installed Building Products, Inc.	177	14,335
iRobot Corp.*	206	11,604
Jack in the Box, Inc.	159	11,777
Kontoor Brands, Inc.	371	12,469
La-Z-Boy, Inc.	328	7,403
LCI Industries	192	19,480

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Leslie’s, Inc.*	1,116	16,416
LGI Homes, Inc.*	155	12,612
Liquidity Svcs., Inc.*	203	3,301
LL Flooring Hldgs., Inc.*	221	1,531
M/I Homes, Inc.*	210	7,608
MarineMax, Inc.*	163	4,856
MDC Hldgs., Inc.	430	11,791
Meritage Homes Corp.*	276	19,394
Mister Car Wash, Inc.*	598	5,131
Monarch Casino & Resort, Inc.*	100	5,614
Monro, Inc.	243	10,561
Motorcar Parts of America, Inc.*	146	2,222
Movado Group, Inc.	121	3,410
National Vision Hldgs., Inc.*	596	19,459
ODP Corp.*	323	11,353
Oxford Industries, Inc.	113	10,145
Patrick Industries, Inc.	164	7,190
Perdoceo Education Corp.*	512	5,274
PetMed Express, Inc.	159	3,104
Rent-A-Center, Inc.	402	7,039
Ruth’s Hospitality Group, Inc.	233	3,928
Sally Beauty Hldgs., Inc.*	808	10,181
Shake Shack, Inc. Cl A*	282	12,684
Shoe Carnival, Inc.	129	2,766
Signet Jewelers Ltd.	351	20,074
Six Flags Entertainment Corp.*	558	9,877
Sleep Number Corp.*	166	5,612
Sonic Automotive, Inc. Cl A	140	6,062
Sonos, Inc.*	960	13,344
Standard Motor Products, Inc.	141	4,582
Steven Madden Ltd.	561	14,962
Strategic Education, Inc.	170	10,440
Stride, Inc.*	307	12,903
Sturm Ruger & Co., Inc.	134	6,806
Tri Pointe Homes, Inc.*	767	11,589
Tupperware Brands Corp.*	292	1,913
Unifi, Inc.*	98	932
Universal Electronics, Inc.*	91	1,790
Urban Outfitters, Inc.*	455	8,941
Vista Outdoor, Inc.*	427	10,385
Winnebago Industries, Inc.	240	12,770
Wolverine World Wide, Inc.	594	9,142
WW International, Inc.*	404	1,588
XPEL, Inc.*	147	9,473
Zumiez, Inc.*	118	2,541

		766,338

CONSUMER STAPLES (4.8%)
Andersons, Inc.	240	7,447
B&G Foods, Inc.	540	8,905
Calavo Growers, Inc.	134	4,254
Cal-Maine Foods, Inc.	286	15,899
Central Garden & Pet Co.*	74	2,667
Central Garden & Pet Co. Cl A*	312	10,658
Chefs’ Warehouse, Inc.*	256	7,416
Edgewell Personal Care Co.	391	14,623
elf Beauty, Inc.*	375	14,108
Fresh Del Monte Produce, Inc.	232	5,392
Hain Celestial Group, Inc.*	680	11,478
Hostess Brands, Inc. Cl A*	1,030	23,937
Inter Parfums, Inc.	135	10,187
J&J Snack Foods Corp.	113	14,630
John B Sanfilippo & Son, Inc.	68	5,150
Medifast, Inc.	84	9,102
MGP Ingredients, Inc.	116	12,315
National Beverage Corp.	176	6,783
PriceSmart, Inc.	189	10,885
Seneca Foods Corp. Cl A*	43	2,169
Simply Good Foods Co.*	644	20,602
SpartanNash Co.	273	7,922
Tootsie Roll Industries, Inc.	134	4,460

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

TreeHouse Foods, Inc.*	381	16,162
United Natural Foods, Inc.*	440	15,123
Universal Corp.	186	8,563
USANA Health Sciences, Inc.*	85	4,764
Vector Group Ltd.	993	8,748
WD-40 Co.	103	18,101

		302,450

ENERGY (4.5%)
Archrock, Inc.	1,010	6,484
Bristow Group, Inc.*	177	4,158
Callon Petroleum Co.*	386	13,514
Civitas Resources, Inc.	392	22,497
CONSOL Energy, Inc.	247	15,887
Core Laboratories N.V.	350	4,718
DMC Global, Inc.*	141	2,253
Dorian LPG Ltd.	239	3,243
Dril-Quip, Inc.*	260	5,075
Green Plains, Inc.*	438	12,733
Helix Energy Solutions Group, Inc.*	1,076	4,153
Helmerich & Payne, Inc.	795	29,391
Laredo Petroleum, Inc.*	129	8,108
Nabors Industries Ltd.*	67	6,797
Oceaneering International, Inc.*	757	6,026
Oil States International, Inc.*	481	1,871
Par Pacific Hldgs., Inc.*	417	6,843
Patterson-UTI Energy, Inc.	1,636	19,109
PBF Energy, Inc. Cl A*	809	28,444
ProPetro Hldg. Corp.*	660	5,313
Ranger Oil Corp. Cl A	150	4,718
REX American Resources Corp.*	119	3,322
RPC, Inc.	627	4,345
SM Energy Co.	925	34,789
Talos Energy, Inc.*	491	8,175
US Silica Hldgs., Inc.*	570	6,242
World Fuel Svcs. Corp.	467	10,946

		279,154

FINANCIALS (21.0%)
Ambac Financial Group, Inc.*	340	4,335
American Equity Investment Life Hldg. Co.	536	19,987
Ameris Bancorp	492	21,997
AMERISAFE, Inc.	146	6,823
Apollo Commercial Real Estate Finance, Inc.	976	8,101
ARMOUR Residential REIT, Inc.	864	4,208
Assured Guaranty Ltd.	467	22,626
Axos Financial, Inc.*	402	13,760
B Riley Financial, Inc.	120	5,342
Banc of California, Inc.	420	6,707
BancFirst Corp.	132	11,810
Bancorp, Inc.*	427	9,385
BankUnited, Inc.	588	20,092
Banner Corp.	258	15,243
Berkshire Hills Bancorp, Inc.	346	9,446
Blucora, Inc.*	360	6,962
Brightsphere Investment Group, Inc.	244	3,638
Brookline Bancorp, Inc.	579	6,745
Capitol Federal Financial, Inc.	974	8,084
Central Pacific Financial Corp.	207	4,283
City Hldg. Co.	113	10,022
Columbia Banking System, Inc.	593	17,132
Community Bank System, Inc.	406	24,392
Customers Bancorp, Inc.*	231	6,810
CVB Financial Corp.	992	25,117
Dime Community Bancshares, Inc.	245	7,174
Donnelley Financial Solutions, Inc.*	193	7,135
Eagle Bancorp, Inc.	242	10,846
Ellington Financial, Inc.	430	4,889
Employers Hldgs., Inc.	206	7,105
Encore Capital Group, Inc.*	181	8,232
Enova International, Inc.*	242	7,083
EZCORP, Inc. Cl A*	406	3,130

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FB Financial Corp.	266	10,164
First BanCorp.	1,419	19,412
First Bancorp/Southern Pines NC	269	9,840
First Commonwealth Financial Corp.	705	9,052
First Financial Bancorp	716	15,093
First Hawaiian, Inc.	964	23,743
Flagstar Bancorp, Inc.	403	13,460
Franklin BSP Realty Trust, Inc.	632	6,807
Genworth Financial, Inc. Cl A*	3,799	13,296
Granite Point Mortgage Trust, Inc.	395	2,544
Green Dot Corp. Cl A*	361	6,852
Hanmi Financial Corp.	230	5,446
HCI Group, Inc.	54	2,117
Heritage Financial Corp.	265	7,015
Hilltop Hldgs., Inc.	346	8,598
HomeStreet, Inc.	135	3,889
Hope Bancorp, Inc.	902	11,401
Horace Mann Educators Corp.	309	10,905
Independent Bank Corp.	347	25,862
Independent Bank Group, Inc.	268	16,453
Invesco Mortgage Capital, Inc.	249	2,764
iShares Core S&P Small-Cap ETF	1,961	170,980
James River Group Hldgs. Ltd.	283	6,455
KKR Real Estate Finance Trust, Inc.	438	7,117
Lakeland Financial Corp.	192	13,980
LendingTree, Inc.*	82	1,957
Mercury General Corp.	200	5,684
Mr Cooper Group, Inc.*	541	21,911
National Bank Hldgs. Corp. Cl A	227	8,397
NBT Bancorp, Inc.	324	12,296
New York Mortgage Trust, Inc.	2,851	6,671
NMI Hldgs., Inc. Cl A*	639	13,016
Northfield Bancorp, Inc.	322	4,608
Northwest Bancshares, Inc.	958	12,943
OFG Bancorp	359	9,022
Pacific Premier Bancorp, Inc.	717	22,198
Palomar Hldgs., Inc.*	190	15,907
Park National Corp.	110	13,693
Pathward Financial, Inc.	220	7,251
PennyMac Mortgage Investment Trust	684	8,058
Piper Sandler Cos.	104	10,893
PRA Group, Inc.*	294	9,661
Preferred Bank	103	6,719
ProAssurance Corp.	407	7,941
PROG Hldgs., Inc.*	381	5,707
Provident Financial Svcs., Inc.	566	11,037
Ready Capital Corp.	767	7,777
Redwood Trust, Inc.	881	5,057
Renasant Corp.	422	13,200
S&T Bancorp, Inc.	296	8,676
Safety Insurance Group, Inc.	111	9,053
Seacoast Banking Corp. of Florida	464	14,027
Selectquote, Inc.*	931	680
ServisFirst Bancshares, Inc.	369	29,520
Simmons First National Corp. Cl A	967	21,071
SiriusPoint Ltd.*	641	3,173
Southside Bancshares, Inc.	231	8,168
Stellar Bancorp, Inc.	340	9,945
Stewart Information Svcs. Corp.	205	8,946
StoneX Group, Inc.*	130	10,782
Tompkins Financial Corp.	95	6,899
Triumph Bancorp, Inc.*	174	9,457
Trupanion, Inc.*	264	15,690
TrustCo Bank Corp.	145	4,556
Trustmark Corp.	462	14,151
Two Harbors Investment Corp.	2,599	8,629
United Community Banks, Inc.	800	26,480
United Fire Group, Inc.	164	4,712
Universal Insurance Hldgs., Inc.	209	2,059
Veritex Hldgs., Inc.	408	10,849

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Virtus Investment Partners, Inc.	52	8,295
Walker & Dunlop, Inc.	232	19,425
Westamerica BanCorp	203	10,615
WisdomTree Investments, Inc.	840	3,931
World Acceptance Corp.*	28	2,711
WSFS Financial Corp.	479	22,254

		1,308,244

HEALTH CARE (12.3%)
AdaptHealth Corp. Cl A*	579	10,874
Addus HomeCare Corp.*	122	11,619
Allscripts Healthcare Solutions, Inc.*	836	12,732
AMN Healthcare Svcs., Inc.*	327	34,649
Amphastar Pharmaceuticals, Inc.*	288	8,093
AngioDynamics, Inc.*	294	6,015
ANI Pharmaceuticals, Inc.*	92	2,957
Anika Therapeutics, Inc.*	111	2,642
Apollo Medical Hldgs., Inc.*	296	11,544
Arcus Biosciences, Inc.*	391	10,229
Artivion, Inc.*	305	4,221
Avanos Medical, Inc.*	351	7,645
Avid Bioservices, Inc.*	467	8,929
BioLife Solutions, Inc.*	257	5,847
Cara Therapeutics, Inc.*	340	3,182
Cardiovascular Systems, Inc.*	308	4,269
Catalyst Pharmaceuticals, Inc.*	714	9,161
Coherus Biosciences, Inc.*	487	4,680
Collegium Pharmaceutical, Inc.*	258	4,133
Community Health Systems, Inc.*	945	2,032
Computer Programs & Systems, Inc.*	112	3,123
CONMED Corp.	229	18,359
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	384	0	††
Corcept Therapeutics, Inc.*	719	18,435
CorVel Corp.*	70	9,690
Covetrus, Inc.*	792	16,537
Cross Country Healthcare, Inc.*	273	7,745
Cutera, Inc.*	134	6,110
Cytokinetics, Inc.*	710	34,399
Dynavax Technologies Corp.*	888	9,271
Eagle Pharmaceuticals, Inc.*	81	2,140
Embecta Corp.	437	12,581
Emergent BioSolutions, Inc.*	335	7,032
Enanta Pharmaceuticals, Inc.*	146	7,573
Enhabit, Inc.*	375	5,265
Ensign Group, Inc.	417	33,151
Fulgent Genetics, Inc.*	152	5,794
Glaukos Corp.*	359	19,113
Harmony Biosciences Hldgs., Inc.*	223	9,877
HealthStream, Inc.*	183	3,891
Heska Corp.*	77	5,615
Innoviva, Inc.*	474	5,503
Inogen, Inc.*	172	4,176
Integer Hldgs. Corp.*	250	15,557
Ironwood Pharmaceuticals, Inc. Cl A*	1,006	10,422
iTeos Therapeutics, Inc.*	185	3,524
Joint Corp.*	110	1,728
Lantheus Hldgs., Inc.*	519	36,501
LeMaitre Vascular, Inc.	146	7,399
Ligand Pharmaceuticals, Inc.*	121	10,419
Meridian Bioscience, Inc.*	330	10,405
Merit Medical Systems, Inc.*	428	24,186
Mesa Laboratories, Inc.	38	5,352
ModivCare, Inc.*	95	9,470
Myriad Genetics, Inc.*	609	11,620
Nektar Therapeutics Cl A*	1,414	4,525
NeoGenomics, Inc.*	949	8,171
NextGen Healthcare, Inc.*	416	7,363
OptimizeRx Corp.*	137	2,030
OraSure Technologies, Inc.*	548	2,077
Organogenesis Hldgs., Inc. Cl A*	532	1,724
Orthofix Medical, Inc.*	151	2,886

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Owens & Minor, Inc.	576	13,882
Pacira BioSciences, Inc.*	346	18,404
Pediatrix Medical Group, Inc.*	637	10,517
Pennant Group, Inc.*	211	2,196
Phibro Animal Health Corp. Cl A	154	2,047
Prestige Consumer Healthcare, Inc.*	376	18,736
RadNet, Inc.*	367	7,468
REGENXBIO, Inc.*	284	7,506
Select Medical Hldgs. Corp.	779	17,216
Simulations Plus, Inc.	120	5,825
Supernus Pharmaceuticals, Inc.*	404	13,675
Surmodics, Inc.*	106	3,222
uniQure N.V.*	310	5,816
US Physical Therapy, Inc.	99	7,526
Vanda Pharmaceuticals, Inc.*	427	4,219
Varex Imaging Corp.*	301	6,363
Vericel Corp.*	356	8,259
Vir Biotechnology, Inc.*	570	10,990
Xencor, Inc.*	451	11,717
Zimvie, Inc.*	158	1,559
Zynex, Inc.	169	1,533

		764,868

INDUSTRIALS (15.7%)
3D Systems Corp.*	983	7,844
AAON, Inc.	317	17,080
AAR Corp.*	253	9,063
ABM Industries, Inc.	504	19,268
Aerojet Rocketdyne Hldgs., Inc.*	570	22,794
AeroVironment, Inc.*	188	15,672
Alamo Group, Inc.	77	9,415
Albany International Corp. Cl A	235	18,525
Allegiant Travel Co.*	116	8,466
American Woodmark Corp.*	126	5,526
Apogee Enterprises, Inc.	168	6,421
Applied Industrial Technologies, Inc.	290	29,806
ArcBest Corp.	185	13,455
Arcosa, Inc.	365	20,871
Astec Industries, Inc.	173	5,396
Atlas Air Worldwide Hldgs., Inc.*	195	18,636
AZZ, Inc.	187	6,827
Barnes Group, Inc.	380	10,974
Boise Cascade Co.	298	17,719
Brady Corp. Cl A	353	14,731
CIRCOR International, Inc.*	154	2,540
Comfort Systems USA, Inc.	270	26,279
CoreCivic, Inc.*	888	7,850
Deluxe Corp.	325	5,411
DXP Enterprises, Inc.*	120	2,842
Encore Wire Corp.	145	16,753
Enerpac Tool Group Corp. Cl A*	439	7,827
EnPro Industries, Inc.	157	13,342
ESCO Technologies, Inc.	196	14,394
Exponent, Inc.	386	33,841
Federal Signal Corp.	458	17,093
Forrester Research, Inc.*	84	3,025
Forward Air Corp.	203	18,323
Franklin Electric Co., Inc.	294	24,023
GEO Group, Inc.*	936	7,207
Gibraltar Industries, Inc.*	239	9,782
GMS, Inc.*	322	12,883
Granite Construction, Inc.	333	8,455
Greenbrier Cos., Inc.	246	5,970
Griffon Corp.	358	10,568
Harsco Corp.*	600	2,244
Hawaiian Hldgs., Inc.*	388	5,102
Healthcare Svcs. Group, Inc.	559	6,758
Heartland Express, Inc.	352	5,037
Heidrick & Struggles International, Inc.	149	3,873
Hillenbrand, Inc.	524	19,241
HNI Corp.	312	8,271

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Hub Group, Inc. Cl A*	257	17,728
Insteel Industries, Inc.	148	3,926
Interface, Inc. Cl A	444	3,992
John Bean Technologies Corp.	241	20,726
Kaman Corp.	212	5,921
KAR Auction Svcs., Inc.*	874	9,763
Kelly Svcs., Inc. Cl A	261	3,547
Korn Ferry	411	19,296
Lindsay Corp.	83	11,892
Marten Transport Ltd.	434	8,315
Matson, Inc.	295	18,148
Matthews International Corp. Cl A	231	5,177
Moog, Inc. Cl A	219	15,407
Mueller Industries, Inc.	428	25,440
MYR Group, Inc.*	126	10,676
National Presto Industries, Inc.	39	2,537
NOW, Inc.*	836	8,402
NV5 Global, Inc.*	93	11,515
Park Aerospace Corp.	147	1,623
PGT Innovations, Inc.*	453	9,495
Pitney Bowes, Inc.	1,221	2,845
Powell Industries, Inc.	69	1,455
Proto Labs, Inc.*	208	7,577
Quanex Building Products Corp.	252	4,576
Resideo Technologies, Inc.*	1,099	20,947
Resources Connection, Inc.	239	4,319
SkyWest, Inc.*	382	6,211
SPX Technologies, Inc.*	341	18,830
Standex International Corp.	91	7,430
Sun Country Airlines Hldgs., Inc.*	245	3,334
Tennant Co.	141	7,975
Titan International, Inc.*	384	4,662
Trinity Industries, Inc.	618	13,194
Triumph Group, Inc.*	491	4,218
TrueBlue, Inc.*	247	4,713
UFP Industries, Inc.	465	33,554
UniFirst Corp.	114	19,178
Veritiv Corp.*	106	10,364
Viad Corp.*	156	4,927
Wabash National Corp.	367	5,711

		976,969

INFORMATION TECHNOLOGY (12.1%)
8x8, Inc.*	904	3,119
A10 Networks, Inc.	499	6,622
ADTRAN Hldgs., Inc.	532	10,416
Advanced Energy Industries, Inc.	282	21,830
Agilysys, Inc.*	149	8,247
Alarm.com Hldgs., Inc.*	375	24,322
Alpha & Omega Semiconductor Ltd.*	167	5,137
Arlo Technologies, Inc.*	662	3,072
Avid Technology, Inc.*	256	5,955
Axcelis Technologies, Inc.*	250	15,140
Badger Meter, Inc.	221	20,418
Benchmark Electronics, Inc.	266	6,591
BM Technologies, Inc.*	25	167
Cerence, Inc.*	298	4,693
CEVA, Inc.*	176	4,616
Clearfield, Inc.*	87	9,104
Cohu, Inc.*	364	9,384
Comtech Telecommunications Corp.	207	2,072
Consensus Cloud Solutions, Inc.*	133	6,291
Corsair Gaming, Inc.*	289	3,280
CSG Systems International, Inc.	241	12,744
CTS Corp.	241	10,038
Diebold Nixdorf, Inc.*	559	1,364
Digi International, Inc.*	265	9,161
Digital Turbine, Inc.*	678	9,770
Diodes, Inc.*	344	22,329
Ebix, Inc.	178	3,377
ePlus, Inc.*	203	8,433

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

EVERTEC, Inc.	497	15,581
Extreme Networks, Inc.*	975	12,743
Fabrinet*	278	26,535
FARO Technologies, Inc.*	138	3,787
FormFactor, Inc.*	582	14,579
Harmonic, Inc.*	793	10,364
Ichor Hldgs. Ltd.*	217	5,254
Insight Enterprises, Inc.*	231	19,037
InterDigital, Inc.	224	9,054
Itron, Inc.*	341	14,359
Knowles Corp.*	692	8,422
Kulicke & Soffa Industries, Inc.	439	16,915
LivePerson, Inc.*	524	4,936
LiveRamp Hldgs., Inc.*	507	9,207
MaxLinear, Inc. Cl A*	543	17,713
Methode Electronics, Inc.	278	10,328
NETGEAR, Inc.*	217	4,349
NetScout Systems, Inc.*	513	16,067
OneSpan, Inc.*	265	2,282
Onto Innovation, Inc.*	375	24,019
OSI Systems, Inc.*	120	8,647
PC Connection, Inc.	85	3,833
PDF Solutions, Inc.*	223	5,470
Perficient, Inc.*	262	17,035
Photronics, Inc.*	465	6,798
Plexus Corp.*	209	18,300
Progress Software Corp.	328	13,956
Rambus, Inc.*	834	21,200
Rogers Corp.*	142	34,347
Sanmina Corp.*	437	20,137
ScanSource, Inc.*	191	5,044
SMART Global Hldgs., Inc.*	377	5,983
SPS Commerce, Inc.*	272	33,791
TTEC Hldgs., Inc.	142	6,292
TTM Technologies, Inc.*	770	10,149
Ultra Clean Hldgs., Inc.*	343	8,832
Unisys Corp.*	512	3,866
Veeco Instruments, Inc.*	388	7,108
Viavi Solutions, Inc.*	1,719	22,433
Xperi Hldg. Corp.	786	11,114

		757,558

MATERIALS (5.4%)
AdvanSix, Inc.	212	6,805
American Vanguard Corp.	218	4,077
Arconic Corp.*	775	13,206
ATI, Inc.*	979	26,051
Balchem Corp.	243	29,544
Carpenter Technology Corp.	365	11,366
Century Aluminum Co.*	386	2,038
Clearwater Paper Corp.*	127	4,775
Compass Minerals International, Inc.	258	9,941
FutureFuel Corp.	195	1,178
Hawkins, Inc.	143	5,576
Haynes International, Inc.	95	3,336
HB Fuller Co.	401	24,100
Innospec, Inc.	188	16,106
Kaiser Aluminum Corp.	121	7,423
Koppers Hldgs., Inc.	158	3,283
Livent Corp.*	1,352	41,439
Materion Corp.	155	12,400
Mativ Hldgs., Inc.	413	9,119
Mercer International, Inc.*	305	3,752

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Minerals Technologies, Inc.	245	12,105
Myers Industries, Inc.	275	4,529
O-I Glass, Inc.*	1,175	15,216
Olympic Steel, Inc.	72	1,642
Quaker Chemical Corp.	102	14,727
Rayonier Advanced Materials, Inc.*	484	1,525
Stepan Co.	160	14,987
SunCoke Energy, Inc.	630	3,660
Sylvamo Corp.	250	8,475
TimkenSteel Corp.*	311	4,662
Tredegar Corp.	190	1,794
Trinseo PLC	264	4,837
Warrior Met Coal, Inc.	390	11,092

		334,766

REAL ESTATE (7.4%)
Acadia Realty Trust	717	9,049
Agree Realty Corp.	602	40,683
Alexander & Baldwin, Inc.	542	8,986
American Assets Trust, Inc.	393	10,108
Anywhere Real Estate, Inc.*	863	6,999
Armada Hoffler Properties, Inc.	511	5,304
Brandywine Realty Trust	1,295	8,741
CareTrust REIT, Inc.	732	13,257
Centerspace	116	7,809
Chatham Lodging Trust*	368	3,632
Community Healthcare Trust, Inc.	177	5,797
DiamondRock Hospitality Co.	1,592	11,956
Diversified Healthcare Trust	1,803	1,785
Douglas Elliman, Inc.	509	2,087
Easterly Government Properties, Inc. Cl A	686	10,818
Essential Properties Realty Trust, Inc.	1,065	20,714
Four Corners Property Trust, Inc.	614	14,853
Franklin Street Properties Corp.	693	1,823
Getty Realty Corp.	320	8,605
Global Net Lease, Inc.	783	8,339
Hersha Hospitality Trust Cl A	249	1,987
Hudson Pacific Properties, Inc.	953	10,435
Industrial Logistics Properties Trust	494	2,717
Innovative Industrial Properties, Inc. Cl A	212	18,762
iStar, Inc.	644	5,963
LTC Properties, Inc.	305	11,422
LXP Industrial Trust	2,112	19,346
Marcus & Millichap, Inc.	189	6,195
NexPoint Residential Trust, Inc.	173	7,994
Office Properties Income Trust	366	5,142
Orion Office REIT, Inc.	428	3,745
Outfront Media, Inc.	1,101	16,724
RE/MAX Hldgs., Inc. Cl A	142	2,685
Retail Opportunity Investments Corp.	940	12,934
RPT Realty	643	4,861
Safehold, Inc.	131	3,466
Saul Centers, Inc.	98	3,675
Service Properties Trust	1,246	6,467
SITE Centers Corp.	1,404	15,037
St Joe Co.	257	8,232
Summit Hotel Properties, Inc.	807	5,423
Sunstone Hotel Investors, Inc.	1,602	15,091
Tanger Factory Outlet Centers, Inc.	788	10,780
Uniti Group, Inc.	1,790	12,441
Universal Health Realty Income Trust	95	4,105
Urban Edge Properties	885	11,806
Urstadt Biddle Properties, Inc. Cl A	228	3,536
Veris Residential, Inc.*	598	6,799
Washington Real Estate Investment Trust	660	11,590
Whitestone REIT Cl B	351	2,970
Xenia Hotels & Resorts, Inc.	863	11,901

		465,576

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - SMALL CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

UTILITIES (2.2%)
American States Water Co.	279	21,748
Avista Corp.	551	20,414
California Water Svc. Group	410	21,603
Chesapeake Utilities Corp.	134	15,462
Middlesex Water Co.	133	10,268
Northwest Natural Hldg. Co.	262	11,366
South Jersey Industries, Inc.	924	30,880
Unitil Corp.	121	5,620

		137,361

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $7,415,471) 99.8%		6,222,634

	Shares	Value
WARRANTS
Energy (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	20	363

TOTAL WARRANTS (Cost: $210) 0.0% (2)		363

TOTAL INVESTMENTS (Cost: $7,415,681) 99.8%		6,222,997

OTHER NET ASSETS 0.2%		10,834

NET ASSETS 100.0%		$6,233,831

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.5%)
Take-Two Interactive Software, Inc.*	349	38,041
Warner Bros Discovery, Inc.*	1,944	22,356

		60,397

CONSUMER DISCRETIONARY (6.1%)
Burlington Stores, Inc.*	140	15,665
Capri Hldgs. Ltd.*	1,126	43,283
Hanesbrands, Inc.	3,333	23,198
Marriott Vacations Worldwide Corp.	567	69,095
Ollie’s Bargain Outlet Hldgs., Inc.*	517	26,677
Steven Madden Ltd.	744	19,842
Taylor Morrison Home Corp. Cl A*	1,102	25,699
Williams-Sonoma, Inc.	143	16,852

		240,311

CONSUMER STAPLES (4.1%)
Boston Beer Co., Inc. Cl A*	149	48,224
Constellation Brands, Inc. Cl A	171	39,275
TreeHouse Foods, Inc.*	1,726	73,217

		160,716

ENERGY (8.4%)
Baker Hughes Co. Cl A	3,816	79,983
Cheniere Energy, Inc.	403	66,862
Devon Energy Corp.	1,565	94,104
Hess Corp.	300	32,697
MPLX LP*	827	24,818
Williams Cos., Inc.	1,035	29,632

		328,096

FINANCIALS (14.9%)
American Financial Group, Inc.	714	87,772
Ameriprise Financial, Inc.	403	101,536
Discover Financial Svcs.	337	30,640
Everest Re Group Ltd.	170	44,615
Fifth Third Bancorp	1,341	42,858
Hartford Financial Svcs. Group, Inc.	556	34,439
KeyCorp.	2,527	40,483
Reinsurance Group of America, Inc.	296	37,240
Signature Bank	198	29,898
Starwood Property Trust, Inc.	1,374	25,034
SVB Financial Group*	121	40,629
Synchrony Financial	712	20,071
Voya Financial, Inc.	413	24,986
Zions Bancorporation	403	20,497

		580,698

HEALTH CARE (7.7%)
Agilent Technologies, Inc.	532	64,665
Centene Corp.*	567	44,118
Envista Hldgs. Corp.*	1,277	41,898
Horizon Therapeutics PLC*	332	20,548
Humana, Inc.	65	31,537
Syneos Health, Inc. Cl A*	724	34,137
Zimmer Biomet Hldgs., Inc.	603	63,044
Zimvie, Inc.*	58	572

		300,519

INDUSTRIALS (18.3%)
Alaska Air Group, Inc.*	876	34,295
Builders FirstSource, Inc.*	776	45,722
Carlisle Cos., Inc.	294	82,441
Clean Harbors, Inc.*	495	54,440
Crane Hldgs. Co.	864	75,635
Dover Corp.	260	30,311
Jacobs Solutions, Inc.	576	62,490
KBR, Inc.	1,084	46,850
L-3 Harris Technologies, Inc.	247	51,334
Mueller Industries, Inc.	1,477	87,793
Old Dominion Freight Line, Inc.	89	22,141
Oshkosh Corp.	430	30,225
Stanley Black & Decker, Inc.	345	25,947

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Univar Solutions, Inc.*	2,930	66,628

		716,252

INFORMATION TECHNOLOGY (8.7%)
Ciena Corp.*	927	37,479
DXC Technology Co.*	3,522	86,218
Euronet Worldwide, Inc.*	856	64,850
MKS Instruments, Inc.	303	25,040
PTC, Inc.*	281	29,393
Teledyne Technologies, Inc.*	143	48,258
Teradyne, Inc.	353	26,528
Viasat, Inc.*	704	21,282

		339,048

MATERIALS (10.0%)
Ashland, Inc.	1,072	101,808
Crown Hldgs., Inc.	1,340	108,580
FMC Corp.	225	23,783
Freeport-McMoRan, Inc.	628	17,163
Newmont Corp.	573	24,083
Packaging Corp. of America	351	39,414
PPG Industries, Inc.	278	30,772
Steel Dynamics, Inc.	615	43,634

		389,237

REAL ESTATE (7.6%)
Alexander’s, Inc.	34	7,105
Apartment Income REIT Corp.	738	28,501
AvalonBay Communities, Inc.	210	38,680
Brandywine Realty Trust	2,228	15,039
Duke Realty Corp.	1,560	75,192
Gaming & Leisure Properties, Inc.	787	34,817
Kilroy Realty Corp.	333	14,023
Welltower, Inc.	535	34,411
Weyerhaeuser Co.	1,698	48,495

		296,263

UTILITIES (8.9%)
AES Corp.	1,673	37,810
Ameren Corp.	734	59,124
Atmos Energy Corp.	277	28,212
Entergy Corp.	424	42,667
Evergy, Inc.	1,491	88,565
PPL Corp.	1,152	29,203
Public Svc. Enterprise Group, Inc.	1,113	62,584

		348,165

TOTAL COMMON STOCKS (Cost: $4,410,979) 96.2%		3,759,702

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (3.8%)
JP Morgan Chase, New York Time Deposit	2.33	10/03/22	147,263	147,263

TOTAL TEMPORARY CASH INVESTMENT (Cost: $147,263) 3.8%				147,263

TOTAL INVESTMENTS (Cost: $4,558,242) 100.0%				3,906,965

OTHER NET ASSETS -0.0% (2)				(1,548)

NET ASSETS 100.0%				$3,905,417

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.8%)
Cable One, Inc.	114	97,248
Frontier Communications Parent, Inc.*	5,226	122,445
Iridium Communications, Inc.*	2,967	131,646
John Wiley & Sons, Inc. Cl A	1,005	37,748
New York Times Co. Cl A	3,867	111,176
TEGNA, Inc.	5,212	107,784
TripAdvisor, Inc.*	2,434	53,743
World Wrestling Entertainment, Inc. Cl A	1,011	70,942
Ziff Davis, Inc.*	1,103	75,533

		808,265

CONSUMER DISCRETIONARY (13.2%)
Adient PLC*	2,216	61,494
AutoNation, Inc.*	902	91,887
Boyd Gaming Corp.	1,897	90,392
Brunswick Corp.	1,738	113,752
Capri Hldgs. Ltd.*	3,226	124,007
Carter’s, Inc.	911	59,698
Choice Hotels International, Inc.	678	74,255
Churchill Downs, Inc.	776	142,900
Columbia Sportswear Co.	826	55,590
Cracker Barrel Old Country Store, Inc.	533	49,345
Crocs, Inc.*	1,441	98,939
Dana, Inc.	2,980	34,061
Deckers Outdoor Corp.*	620	193,818
Dick’s Sporting Goods, Inc.	1,330	139,171
Five Below, Inc.*	1,297	178,558
Foot Locker, Inc.	1,878	58,462
Fox Factory Hldg. Corp.*	988	78,131
GameStop Corp. Cl A*	5,904	148,368
Gap, Inc.	4,988	40,951
Gentex Corp.	5,494	130,977
Goodyear Tire & Rubber Co.*	6,606	66,655
Graham Hldgs. Co. Cl B	91	48,956
Grand Canyon Education, Inc.*	747	61,441
H&R Block, Inc.	3,729	158,632
Hanesbrands, Inc.	8,151	56,731
Harley-Davidson, Inc.	3,108	108,407
Helen of Troy Ltd.*	560	54,006
KB Home	1,975	51,192
Kohl’s Corp.	3,001	75,475
Lear Corp.	1,388	166,130
Leggett & Platt, Inc.	3,099	102,949
Light & Wonder, Inc.*	2,204	94,508
Lithia Motors, Inc. Cl A	644	138,170
Macy’s, Inc.	6,303	98,768
Marriott Vacations Worldwide Corp.	918	111,867
Mattel, Inc.*	8,255	156,350
Murphy USA, Inc.	502	138,005
Nordstrom, Inc.	2,626	43,933
Ollie’s Bargain Outlet Hldgs., Inc.*	1,359	70,124
Papa John’s International, Inc.	751	52,578
Penn Entertainment, Inc.*	3,704	101,897
Polaris, Inc.	1,309	125,206
PVH Corp.	1,564	70,067
RH*	467	114,915
Service Corp. International	3,684	212,714
Skechers U.S.A., Inc. Cl A*	3,152	99,981
Taylor Morrison Home Corp. Cl A*	2,656	61,938
Tempur Sealy International, Inc.	4,024	97,139
Texas Roadhouse, Inc. Cl A	1,563	136,387
Thor Industries, Inc.	1,275	89,225
Toll Brothers, Inc.	2,498	104,916
TopBuild Corp.*	757	124,738
Topgolf Callaway Brands Corp.*	3,237	62,345
Travel + Leisure Co.	1,959	66,841
Under Armour, Inc. Cl A*	4,408	29,313

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Under Armour, Inc. Cl C*	4,661	27,780
Victoria’s Secret & Co.*	1,941	56,522
Visteon Corp.*	657	69,681
Wendy’s Co.	3,978	74,349
Williams-Sonoma, Inc.	1,607	189,385
Wingstop, Inc.	699	87,669
Wyndham Hotels & Resorts, Inc.	2,111	129,510
YETI Hldgs., Inc.*	2,014	57,439

		6,009,590

CONSUMER STAPLES (3.9%)
BellRing Brands, Inc.*	3,164	65,210
BJ’s Wholesale Club Hldgs., Inc.*	3,159	230,007
Boston Beer Co., Inc. Cl A*	222	71,850
Casey’s General Stores, Inc.	871	176,395
Celsius Hldgs., Inc.*	936	84,876
Coca-Cola Consolidated, Inc.	108	44,467
Coty, Inc. Cl A*	8,431	53,284
Darling Ingredients, Inc.*	3,747	247,864
Energizer Hldgs., Inc.	1,548	38,917
Flowers Foods, Inc.	4,508	111,302
Grocery Outlet Hldg. Corp.*	2,062	68,644
Ingredion, Inc.	1,531	123,276
Lancaster Colony Corp.	463	69,580
Nu Skin Enterprises, Inc. Cl A	1,178	39,310
Performance Food Group Co.*	3,622	155,565
Pilgrim’s Pride Corp.*	1,062	24,447
Post Hldgs., Inc.*	1,271	104,108
Sprouts Farmers Market, Inc.*	2,511	69,680

		1,778,782

ENERGY (3.9%)
Antero Midstream Corp.	7,822	71,806
ChampionX Corp.	4,742	92,801
CNX Resources Corp.*	4,427	68,751
DT Midstream, Inc.	2,236	116,026
Equitrans Midstream Corp.	10,113	75,645
HF Sinclair Corp.	3,395	182,787
Matador Resources Co.	2,621	128,219
Murphy Oil Corp.	3,414	120,071
NOV, Inc.	9,178	148,500
PDC Energy, Inc.	2,250	130,028
Range Resources Corp.	5,789	146,230
Southwestern Energy Co.*	26,034	159,328
Targa Resources Corp.	5,293	319,380

		1,759,572

FINANCIALS (15.9%)
Affiliated Managers Group, Inc.	893	99,882
Alleghany Corp.*	315	264,402
American Financial Group, Inc.	1,631	200,499
Annaly Capital Management, Inc.	10,070	172,801
Associated Banc-Corp.	3,511	70,501
Bank of Hawaii Corp.	939	71,477
Bank OZK	2,598	102,777
Bread Financial Hldgs., Inc.	1,165	36,639
Brighthouse Financial, Inc.*	1,678	72,859
Cadence Bank	4,264	108,348
Cathay General Bancorp	1,739	66,882
CNO Financial Group, Inc.	2,673	48,034
Commerce Bancshares, Inc.	2,549	168,642
Cullen/Frost Bankers, Inc.	1,498	198,066
East West Bancorp, Inc.	3,293	221,092
Essent Group Ltd.	2,516	87,733
Evercore, Inc. Cl A	842	69,255
Federated Hermes, Inc. Cl B	1,979	65,544
First American Financial Corp.	2,434	112,207
First Financial Bankshares, Inc.	3,031	126,787
First Horizon Corp.	12,538	287,120
FirstCash Hldgs., Inc.	891	65,355
FNB Corp.	8,194	95,050

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Fulton Financial Corp.	3,909	61,762
Glacier Bancorp, Inc.	2,587	127,099
Hancock Whitney Corp.	2,004	91,803
Hanover Insurance Group, Inc.	833	106,741
Home BancShares, Inc.	4,456	100,305
Interactive Brokers Group, Inc. Cl A	2,402	153,512
International Bancshares Corp.	1,237	52,573
iShares Core S&P Mid-Cap ETF	1,271	278,679
Janus Henderson Group PLC	3,096	62,880
Jefferies Financial Group, Inc.	4,345	128,178
Kemper Corp.	1,491	61,519
Kinsale Capital Group, Inc.	504	128,732
MGIC Investment Corp.	7,088	90,868
Navient Corp.	2,585	37,974
New York Community Bancorp, Inc.	10,893	92,917
Old National Bancorp	6,843	112,704
Old Republic International Corp.	6,714	140,524
PacWest Bancorp	2,752	62,195
Pinnacle Financial Partners, Inc.	1,786	144,845
Primerica, Inc.	876	108,142
Prosperity Bancshares, Inc.	2,132	142,162
Reinsurance Group of America, Inc.	1,566	197,018
RenaissanceRe Hldgs. Ltd.	1,022	143,479
RLI Corp.	943	96,544
SEI Investments Co.	2,406	118,014
Selective Insurance Group, Inc.	1,410	114,774
SLM Corp.	5,872	82,149
Stifel Financial Corp.	2,481	128,789
Synovus Financial Corp.	3,397	127,421
Texas Capital Bancshares, Inc.*	1,166	68,829
UMB Financial Corp.	1,015	85,554
Umpqua Hldgs. Corp.	5,072	86,680
United Bankshares, Inc.	3,145	112,434
Unum Group	4,393	170,448
Valley National Bancorp	9,821	106,067
Voya Financial, Inc.	2,288	138,424
Washington Federal, Inc.	1,526	45,749
Webster Financial Corp.	4,109	185,727
Wintrust Financial Corp.	1,420	115,801

		7,221,967

HEALTH CARE (10.1%)
Acadia Healthcare Co., Inc.*	2,123	165,976
Amedisys, Inc.*	758	73,367
Arrowhead Pharmaceuticals, Inc.*	2,474	81,766
Azenta, Inc.	1,753	75,134
Bruker Corp.	2,354	124,903
Chemed Corp.	349	152,359
Encompass Health Corp.	2,332	105,476
Enovis Corp.*	1,113	51,276
Envista Hldgs. Corp.*	3,818	125,269
Exelixis, Inc.*	7,518	117,882
Globus Medical, Inc. Cl A*	1,800	107,226
Haemonetics Corp.*	1,199	88,762
Halozyme Therapeutics, Inc.*	3,219	127,279
HealthEquity, Inc.*	1,972	132,459
ICU Medical, Inc.*	470	70,782
Inari Medical, Inc.*	1,122	81,502
Integra LifeSciences Hldgs. Corp.*	1,696	71,843
Jazz Pharmaceuticals PLC*	1,465	195,270
LHC Group, Inc.*	725	118,653
LivaNova PLC*	1,251	63,513
Masimo Corp.*	1,129	159,370
Medpace Hldgs., Inc.*	587	92,259
Neogen Corp.*	5,050	70,548
Neurocrine Biosciences, Inc.*	2,235	237,379
NuVasive, Inc.*	1,217	53,317
Omnicell, Inc.*	1,035	90,076
Option Care Health, Inc.*	3,610	113,607
Patterson Cos., Inc.	2,024	48,616

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Penumbra, Inc.*	885	167,796
Perrigo Co. PLC	3,145	112,151
Progyny, Inc.*	1,742	64,558
QuidelOrtho Corp.*	1,266	90,494
R1 RCM, Inc.*	3,208	59,444
Repligen Corp.*	1,206	225,655
Shockwave Medical, Inc.*	840	233,579
Sotera Health Co.*	2,313	15,775
STAAR Surgical Co.*	1,123	79,228
Syneos Health, Inc. Cl A*	2,399	113,113
Tandem Diabetes Care, Inc.*	1,501	71,823
Tenet Healthcare Corp.*	2,521	130,033
United Therapeutics Corp.*	1,064	222,780

		4,582,298

INDUSTRIALS (18.4%)
Acuity Brands, Inc.	765	120,465
AECOM	3,263	223,091
AGCO Corp.	1,446	139,062
ASGN, Inc.*	1,173	106,004
Avis Budget Group, Inc.*	674	100,062
Axon Enterprise, Inc.*	1,578	182,653
Brink’s Co.	1,104	53,478
Builders FirstSource, Inc.*	3,647	214,881
CACI International, Inc. Cl A*	548	143,061
Carlisle Cos., Inc.	1,209	339,016
Chart Industries, Inc.*	838	154,485
Clean Harbors, Inc.*	1,176	129,336
Crane Hldgs. Co.	1,115	97,607
Curtiss-Wright Corp.	897	124,827
Donaldson Co., Inc.	2,888	141,541
Dycom Industries, Inc.*	691	66,011
EMCOR Group, Inc.	1,153	133,148
EnerSys	950	55,261
Esab Corp.	1,067	35,595
Flowserve Corp.	3,053	74,188
Fluor Corp.*	3,320	82,635
FTI Consulting, Inc.*	808	133,894
GATX Corp.	825	70,249
Graco, Inc.	3,952	236,922
GXO Logistics, Inc.*	2,771	97,151
Hexcel Corp.	1,966	101,682
Hubbell, Inc. Cl B	1,255	279,865
IAA, Inc.*	3,125	99,531
Insperity, Inc.	836	85,347
ITT, Inc.	1,932	126,237
JetBlue Airways Corp.*	7,564	50,149
KBR, Inc.	3,250	140,465
Kennametal, Inc.	1,901	39,123
Kirby Corp.*	1,400	85,078
Knight-Swift Transportation Hldgs., Inc. Cl A	3,755	183,732
Landstar System, Inc.	851	122,859
Lennox International, Inc.	754	167,893
Lincoln Electric Hldgs., Inc.	1,354	170,225
ManpowerGroup, Inc.	1,209	78,210
MasTec, Inc.*	1,336	84,836
MDU Resources Group, Inc.	4,751	129,940
Mercury Systems, Inc.*	1,348	54,729
Middleby Corp.*	1,259	161,366
MillerKnoll, Inc.	1,773	27,659
MSA Safety, Inc.	860	93,981
MSC Industrial Direct Co., Inc. Cl A	1,106	80,528
nVent Electric PLC	3,890	122,963
Oshkosh Corp.	1,528	107,403
Owens Corning	2,249	176,794
Regal Rexnord Corp.	1,554	218,119
Ryder System, Inc.	1,197	90,362
Saia, Inc.*	617	117,230
Science Applications International Corp.	1,302	115,136

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Simpson Manufacturing Co., Inc.	1,009	79,106
Stericycle, Inc.*	2,154	90,705
SunPower Corp. Cl A*	1,993	45,919
Sunrun, Inc.*	4,956	136,736
Terex Corp.	1,585	47,138
Tetra Tech, Inc.	1,246	160,148
Timken Co.	1,562	92,220
Toro Co.	2,444	211,357
Trex Co., Inc.*	2,576	113,189
Univar Solutions, Inc.*	3,898	88,641
Valmont Industries, Inc.	499	134,041
Vicor Corp.*	519	30,694
Watsco, Inc.	776	199,789
Watts Water Technologies, Inc. Cl A	638	80,216
Werner Enterprises, Inc.	1,379	51,850
Woodward, Inc.	1,406	112,846
XPO Logistics, Inc.*	2,687	119,625

		8,360,285

INFORMATION TECHNOLOGY (12.4%)
ACI Worldwide, Inc.*	2,664	55,678
Amkor Technology, Inc.	2,347	40,016
Arrow Electronics, Inc.*	1,500	138,285
Aspen Technology, Inc.*	676	161,023
Avnet, Inc.	2,213	79,934
Belden, Inc.	1,017	61,040
Blackbaud, Inc.*	1,041	45,866
Calix, Inc.*	1,325	81,011
Ciena Corp.*	3,499	141,465
Cirrus Logic, Inc.*	1,307	89,922
Cognex Corp.	4,051	167,914
Coherent Corp.*	3,029	105,561
CommVault Systems, Inc.*	1,047	55,533
Concentrix Corp.	997	111,295
Dynatrace, Inc.*	4,699	163,572
Envestnet, Inc.*	1,291	57,320
Euronet Worldwide, Inc.*	1,101	83,412
ExlService Hldgs., Inc.*	775	114,204
Fair Isaac Corp.*	590	243,086
First Solar, Inc.*	2,316	306,337
Genpact Ltd.	3,944	172,629
IPG Photonics Corp.*	775	65,371
Jabil, Inc.	3,214	185,480
Kyndryl Hldgs., Inc.*	4,770	39,448
Lattice Semiconductor Corp.*	3,209	157,915
Littelfuse, Inc.	579	115,042
Lumentum Hldgs., Inc.*	1,613	110,603
MACOM Technology Solutions Hldgs., Inc.*	1,193	61,785
Manhattan Associates, Inc.*	1,466	195,022
Maximus, Inc.	1,415	81,886
MKS Instruments, Inc.	1,337	110,490
National Instruments Corp.	3,091	116,654
NCR Corp.*	3,198	60,794
Novanta, Inc.*	833	96,336
Paylocity Hldg. Corp.*	955	230,709
Power Integrations, Inc.	1,337	85,996
Qualys, Inc.*	815	113,603
Sabre Corp.*	7,671	39,506
Semtech Corp.*	1,484	43,644
Silicon Laboratories, Inc.*	800	98,752
SiTime Corp.*	373	29,366
Synaptics, Inc.*	926	91,683
TD SYNNEX Corp.	985	79,972
Teradata Corp.*	2,402	74,606

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Universal Display Corp.	1,016	95,860
Viasat, Inc.*	1,765	53,356
Vishay Intertechnology, Inc.	3,053	54,313
Vontier Corp.	3,691	61,677
Western Union Co.	9,013	121,676
WEX, Inc.*	1,033	131,129
Wolfspeed, Inc.*	2,889	298,607
Xerox Hldgs. Corp.	2,618	34,243

		5,610,627

MATERIALS (6.4%)
Alcoa Corp.	4,204	141,507
AptarGroup, Inc.	1,527	145,111
Ashland, Inc.	1,164	110,545
Avient Corp.	1,998	60,539
Cabot Corp.	1,316	84,079
Chemours Co.	3,625	89,356
Cleveland-Cliffs, Inc.*	12,087	162,812
Commercial Metals Co.	2,815	99,876
Eagle Materials, Inc.	881	94,426
Greif, Inc. Cl A	623	37,112
Ingevity Corp.*	836	50,687
Louisiana-Pacific Corp.	1,727	88,405
MP Materials Corp.*	2,156	58,859
NewMarket Corp.	161	48,434
Olin Corp.	3,155	135,286
Reliance Steel & Aluminum Co.	1,409	245,744
Royal Gold, Inc.	1,534	143,920
RPM International, Inc.	3,015	251,180
Scotts Miracle-Gro Co.	946	40,441
Sensient Technologies Corp.	983	68,161
Silgan Hldgs., Inc.	1,957	82,272
Sonoco Products Co.	2,278	129,231
Steel Dynamics, Inc.	4,053	287,560
United States Steel Corp.	5,543	100,439
Valvoline, Inc.	4,137	104,832
Worthington Industries, Inc.	707	26,965

		2,887,779

REAL ESTATE (7.9%)
Apartment Income REIT Corp.	3,603	139,148
Brixmor Property Group, Inc.	7,001	129,308
Corporate Office Properties Trust	2,627	61,025
Cousins Properties, Inc.	3,538	82,612
Douglas Emmett, Inc.	4,108	73,656
EastGroup Properties, Inc.	1,017	146,794
EPR Properties	1,753	62,863
First Industrial Realty Trust, Inc.	3,086	138,284
Healthcare Realty Trust, Inc. Cl A	8,892	185,398
Highwoods Properties, Inc.	2,457	66,241
Independence Realty Trust, Inc.	5,183	86,712
JBG SMITH Properties	2,326	43,217
Jones Lang LaSalle, Inc.*	1,120	169,198
Kilroy Realty Corp.	2,458	103,506
Kite Realty Group Trust	5,121	88,184
Lamar Advertising Co. Cl A	2,010	165,805
Life Storage, Inc.	1,972	218,419
Macerich Co.	5,021	39,867
Medical Properties Trust, Inc.	13,996	165,993
National Retail Properties, Inc.	4,138	164,941
National Storage Affiliates Trust	1,994	82,910
Omega Healthcare Investors, Inc.	5,471	161,340
Park Hotels & Resorts, Inc.	5,254	59,160
Pebblebrook Hotel Trust	3,072	44,575
Physicians Realty Trust	5,287	79,516
PotlatchDeltic Corp.	1,884	77,319

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-CAP EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Rayonier, Inc.	3,421	102,527
Rexford Industrial Realty, Inc.	3,997	207,844
Sabra Health Care REIT, Inc.	5,396	70,796
SL Green Realty Corp.	1,503	60,360
Spirit Realty Capital, Inc.	3,185	115,170
STORE Capital Corp.	6,207	194,465

		3,587,153

UTILITIES (3.9%)
ALLETE, Inc.	1,334	66,767
Black Hills Corp.	1,521	103,017
Essential Utilities, Inc.	5,571	230,528
Hawaiian Electric Industries, Inc.	2,558	88,660
IDACORP, Inc.	1,182	117,030
National Fuel Gas Co.	2,138	131,594
New Jersey Resources Corp.	2,249	87,036
NorthWestern Corp.	1,311	64,606
OGE Energy Corp.	4,678	170,560
ONE Gas, Inc.	1,265	89,043
Ormat Technologies, Inc.	1,046	90,165
PNM Resources, Inc.	2,006	91,734
Portland General Electric Co.	2,086	90,658
Southwest Gas Hldgs., Inc.	1,441	100,510
Spire, Inc.	1,227	76,479
UGI Corp.	4,893	158,191

		1,756,578

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $46,913,617) 97.8%		44,362,896

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	A-1+	2.61	11/03/22	200,000	199,524

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,524) 0.4%					199,524

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.8%)
Citibank, New York Time Deposit		2.33	10/03/22	806,042	806,042

TOTAL TEMPORARY CASH INVESTMENT (Cost: $806,042) 1.8%					806,042

TOTAL INVESTMENTS (Cost: $47,919,183) 100.0%					45,368,462

OTHER NET ASSETS -0.0% (2)					(12,943)

NET ASSETS 100.0%					$45,355,519

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
AUSTRALIA (7.1%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	1,843	38,863

CONSUMER STAPLES (0.3%)
Woolworths Group Ltd.	1,437	31,227

ENERGY (0.3%)
Woodside Energy Group Ltd.	842	17,203
Woodside Energy Group Ltd.	726	14,787

		31,990

FINANCIALS (1.7%)
Australia & New Zealand Banking Group Ltd.	3,654	53,490
National Australia Bank Ltd.	3,625	67,119
Suncorp Group Ltd.	12,980	83,759

		204,368

HEALTH CARE (0.6%)
Sonic Healthcare Ltd.	3,594	70,102

INDUSTRIALS (0.8%)
Aurizon Hldgs. Ltd.	40,377	89,300

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	594	19,407

MATERIALS (2.9%)
BHP Group Ltd.	10,931	271,724
Fortescue Metals Group Ltd.	6,162	66,151

		337,875

TOTAL AUSTRALIA		823,132

AUSTRIA (0.8%)
ENERGY (0.5%)
OMV AG	1,770	64,059

FINANCIALS (0.1%)
Raiffeisen Bank International AG	1,467	17,355

MATERIALS (0.2%)
Voestalpine AG	1,005	17,024

TOTAL AUSTRIA		98,438

DENMARK (3.9%)
CONSUMER DISCRETIONARY (0.5%)
Pandora A/S	1,295	60,552

FINANCIALS (0.3%)
Danske Bank A/S	2,864	35,641

HEALTH CARE (1.8%)
Novo Nordisk A/S Cl B	2,147	213,844

INDUSTRIALS (1.3%)
AP Moller - Maersk A/S Cl B	81	147,171

TOTAL DENMARK		457,208

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FINLAND (1.0%)
FINANCIALS (1.0%)
Nordea Bank Abp	10,381	88,834
Sampo OYJ Cl A	777	33,170

		122,004

FRANCE (11.4%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	7,525	68,057
Publicis Groupe S.A.	1,642	77,798

		145,855

CONSUMER DISCRETIONARY (2.1%)
Hermes International	30	35,282
La Francaise des Jeux SAEM†	1,053	31,235
LVMH Moet Hennessy Louis Vuitton SE	297	175,095

		241,612

CONSUMER STAPLES (1.3%)
Carrefour S.A.	6,005	83,280
Danone S.A.	1,476	69,790

		153,070

ENERGY (1.0%)
TotalEnergies SE	2,554	119,814

FINANCIALS (1.9%)
AXA S.A.	2,445	53,379
BNP Paribas S.A.	2,300	97,145
Societe Generale S.A.	3,533	69,865

		220,389

HEALTH CARE (1.1%)
Sanofi	1,710	130,204

INDUSTRIALS (1.9%)
Bouygues S.A.	2,863	74,888
Cie de Saint-Gobain	1,842	65,858
Eiffage S.A.	1,042	83,557

		224,303

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	721	24,891

UTILITIES (0.6%)
Engie S.A.	6,166	70,966

TOTAL FRANCE		1,331,104

GERMANY (4.0%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	4,454	75,811

CONSUMER DISCRETIONARY (1.4%)
Bayerische Motoren Werke AG	1,183	80,177
Mercedes-Benz Group AG	1,609	81,358

		161,535

INDUSTRIALS (0.6%)
Deutsche Post AG	2,419	72,904

MATERIALS (0.5%)
Covestro AG†	1,721	49,204
HeidelbergCement AG	362	14,300

		63,504

REAL ESTATE (0.4%)
LEG Immobilien SE	737	43,989

UTILITIES (0.5%)
RWE AG	1,429	52,522

TOTAL GERMANY		470,265

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

HONG KONG (1.9%)
INDUSTRIALS (0.8%)
CK Hutchison Hldgs. Ltd.	17,100	94,156

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	24,350	68,185
Sun Hung Kai Properties Ltd.	5,500	60,699

		128,884

TOTAL HONG KONG		223,040

ISRAEL (0.9%)
INFORMATION TECHNOLOGY (0.9%)
Check Point Software Technologies Ltd.*	944	105,747

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	1,470	20,071
Poste Italiane SpA†	7,562	57,128

		77,199

JAPAN (19.6%)
COMMUNICATION SERVICES (1.1%)
Nintendo Co. Ltd.	3,150	127,040

CONSUMER DISCRETIONARY (2.8%)
Honda Motor Co. Ltd.	4,665	101,247
Iida Group Hldgs. Co. Ltd.	4,340	58,742
Toyota Motor Corp.	2,450	32,019
Yamaha Motor Co. Ltd.	3,730	69,878
ZOZO, Inc.	3,100	62,048

		323,934

CONSUMER STAPLES (1.6%)
Japan Tobacco, Inc.	5,670	93,164
Suntory Beverage & Food Ltd.	2,530	90,031

		183,195

ENERGY (0.9%)
ENEOS Hldgs., Inc.	27,100	87,393
Inpex Corp.	1,700	15,854

		103,247

FINANCIALS (2.7%)
Dai-ichi Life Hldgs., Inc.	4,750	75,519
Daiwa Securities Group, Inc.	18,200	71,426
Japan Post Insurance Co. Ltd.	6,260	87,669
Mitsubishi UFJ Financial Group, Inc.	18,500	83,799

		318,413

HEALTH CARE (1.0%)
Takeda Pharmaceutical Co. Ltd.	4,965	128,917

INDUSTRIALS (6.0%)
AGC, Inc.	2,075	64,592
ITOCHU Corp.	4,220	101,851
Marubeni Corp.	11,900	103,823
Mitsubishi Corp.	4,050	110,757
Mitsui & Co. Ltd.	5,425	115,431
Mitsui OSK Lines Ltd.	1,450	25,942
Nippon Yusen KK	4,635	78,666
Sumitomo Corp.	7,600	93,884
Yamato Hldgs. Co. Ltd.	710	10,661

		705,607

INFORMATION TECHNOLOGY (3.5%)
Brother Industries Ltd.	5,090	87,929
Canon, Inc.	5,000	109,201
Keyence Corp.	275	90,895
Seiko Epson Corp.	5,820	79,461
Tokyo Electron Ltd.	215	52,969

		420,455

TOTAL JAPAN		2,310,808

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

LUXEMBOURG (0.8%)
MATERIALS (0.5%)
ArcelorMittal S.A.	3,190	63,473

REAL ESTATE (0.3%)
Aroundtown S.A.	15,558	34,066

TOTAL LUXEMBOURG		97,539

NETHERLANDS (3.1%)
CONSUMER STAPLES (0.8%)
Koninklijke Ahold Delhaize N.V.	3,706	94,392

FINANCIALS (0.7%)
ING Groep N.V.	10,152	86,982

INFORMATION TECHNOLOGY (1.6%)
ASML Hldg. N.V.	449	186,002

TOTAL NETHERLANDS		367,376

NORWAY (1.3%)
ENERGY (1.1%)
Aker BP ASA	1,007	28,910
Equinor ASA	2,955	97,466

		126,376

FINANCIALS (0.2%)
Gjensidige Forsikring ASA	1,081	18,552

TOTAL NORWAY		144,928

SINGAPORE (1.0%)
FINANCIALS (1.0%)
DBS Group Hldgs. Ltd.	4,931	114,071

SPAIN (3.5%)
COMMUNICATION SERVICES (0.8%)
Telefonica S.A.	27,556	91,093

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	1,098	22,658

FINANCIALS (1.7%)
Banco Bilbao Vizcaya Argentaria S.A.	22,084	99,060
Banco Santander S.A.	42,813	99,617

		198,677

UTILITIES (0.8%)
Red Electrica Corp. S.A.	6,275	96,289

TOTAL SPAIN		408,717

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.4%)
H & M Hennes & Mauritz AB Cl B	5,785	53,477

FINANCIALS (0.5%)
Svenska Handelsbanken AB Cl A	7,324	60,116

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

UTILITIES (0.0%) (2)
Orron Energy ab	1,059	1,889

TOTAL SWEDEN		115,482

SWITZERLAND (11.0%)
CONSUMER DISCRETIONARY (1.6%)
Cie Financiere Richemont S.A.	1,072	101,192
Swatch Group AG	357	80,182

		181,374

CONSUMER STAPLES (2.3%)
Nestle S.A.	2,519	272,448

FINANCIALS (2.2%)
Partners Group Hldg. AG	100	80,478
UBS Group AG	8,146	118,182
Zurich Insurance Group AG	153	60,994

		259,654

HEALTH CARE (4.9%)
Novartis AG	3,103	236,563
Roche Hldg. AG	792	257,822
Sonova Hldg. AG	378	83,183

		577,568

TOTAL SWITZERLAND		1,291,044

UNITED KINGDOM (16.0%)
COMMUNICATION SERVICES (1.2%)
Vodafone Group PLC	87,923	98,390
WPP PLC	5,824	48,072

		146,462

CONSUMER DISCRETIONARY (1.1%)
Barratt Developments PLC	3,654	13,808
Burberry Group PLC	3,661	73,120
Persimmon PLC	2,865	39,177

		126,105

CONSUMER STAPLES (3.8%)
British American Tobacco PLC	4,561	163,524
Diageo PLC	3,751	157,872
Haleon PLC*	5,280	16,461
Imperial Brands PLC	5,441	111,867

		449,724

ENERGY (1.7%)
Shell PLC	7,890	195,708

FINANCIALS (2.7%)
3i Group PLC	4,260	51,145
Barclays PLC	51,591	82,077
Direct Line Insurance Group PLC	17,440	35,977
Lloyds Banking Group PLC	202,091	91,330
NatWest Group PLC	24,246	60,382

		320,911

HEALTH CARE (0.5%)
GSK PLC	4,224	60,998

INDUSTRIALS (2.2%)
BAE Systems PLC	15,497	136,145
RELX PLC	4,958	121,136

		257,281

MATERIALS (2.8%)
Anglo American PLC	5,604	168,242
Rio Tinto PLC	3,013	162,999

		331,241

TOTAL UNITED KINGDOM		1,888,430

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

UNITED STATES (6.7%)
FINANCIALS (6.7%)
iShares Core MSCI Emerging Markets ETF	7,643	328,496
iShares MSCI Emerging Markets ex China ETF	2,479	109,770
Vanguard FTSE Emerging Markets ETF	9,536	347,969

		786,235

TOTAL COMMON STOCKS (Cost: $14,828,239) 95.6%		11,232,767

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (3.6%)
Australia and New Zealand Banking Group Ltd., Hong Kong Time Deposit	1.14	10/03/22	AUD	7,455	4,768
BBVA, Madrid Time Deposit	2.33	10/03/22	USD	412,560	412,560
Nordea Bank Abp, Oslo Time Deposit	1.16	10/03/22	NOK	10	1

					417,329

TOTAL TEMPORARY CASH INVESTMENT (Cost: $417,329) 3.6%					417,329

TOTAL INVESTMENTS (Cost: $15,245,568) 99.2%					11,650,096

OTHER NET ASSETS 0.8%					96,049

NET ASSETS 100.0%					$11,746,145

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (44.8%)
U.S. Treasury Note	AA+	0.38	09/30/27	450,000	375,416
U.S. Treasury Note	AA+	0.50	04/30/27	700,000	595,410
U.S. Treasury Note	AA+	0.50	10/31/27	450,000	376,699
U.S. Treasury Note	AA+	0.63	11/30/27	500,000	420,293
U.S. Treasury Note	AA+	0.63	08/15/30	200,000	156,711
U.S. Treasury Note	AA+	0.75	05/31/26	150,000	132,469
U.S. Treasury Note	AA+	0.88	06/30/26	100,000	88,531
U.S. Treasury Note	AA+	1.13	02/15/31	550,000	445,350
U.S. Treasury Note	AA+	1.50	08/15/26	625,000	565,283
U.S. Treasury Note	AA+	1.50	11/30/28	1,300,000	1,120,488
U.S. Treasury Note	AA+	1.63	05/15/26	825,000	754,069
U.S. Treasury Note	AA+	1.63	09/30/26	380,000	344,999
U.S. Treasury Note	AA+	1.75	01/31/29	200,000	174,648
U.S. Treasury Note	AA+	2.38	04/30/26	520,000	488,759
U.S. Treasury Note	AA+	2.38	05/15/29	550,000	497,707
U.S. Treasury Note	AA+	2.50	01/31/24	50,000	48,815
U.S. Treasury Note	AA+	2.50	02/28/26	450,000	425,320
U.S. Treasury Note	AA+	2.63	05/31/27	1,370,000	1,286,088
U.S. Treasury Note	AA+	3.25	06/30/27	145,000	139,744

					8,436,799

U.S. GOVERNMENT AGENCIES (28.9%)
NON-MORTGAGE-BACKED OBLIGATIONS (28.9%)
FHLB	AA+	0.50	04/14/25	840,000	762,473
FHLB	AA+	0.83	02/10/27	1,200,000	1,030,323
FHLMC	AA+	0.25	06/26/23	1,500,000	1,457,815
FHLMC	AA+	1.50	02/12/25	400,000	374,866
FNMA	AA+	0.50	06/17/25	1,500,000	1,355,709
FNMA	AA+	0.50	11/07/25	100,000	89,053
FNMA	AA+	0.63	04/22/25	400,000	364,510

					5,434,749

CORPORATE DEBT (24.3%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	2.75	06/01/31	50,000	40,023
Comcast Corp.	A-	2.35	01/15/27	100,000	89,677
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	50,000	43,199
Verizon Communications, Inc.	BBB+	4.02	12/03/29	78,000	70,838

					243,737

CONSUMER DISCRETIONARY (3.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	40,000	34,160
AutoZone, Inc.	BBB	3.25	04/15/25	55,000	52,294
Best Buy Co., Inc.	BBB+	1.95	10/01/30	100,000	74,881
Booking Hldgs., Inc.	A-	3.65	03/15/25	40,000	38,794
Brunswick Corp.	BBB-	0.85	08/18/24	100,000	92,086
Dollar General Corp.	BBB	3.25	04/15/23	30,000	29,961
Genuine Parts Co.	BBB	1.75	02/01/25	75,000	69,236
Harman International Industries, Inc.	A-	4.15	05/15/25	55,000	53,712
Kohl’s Corp.	BB+	3.25	02/01/23	15,000	14,804
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	35,000	34,291
Marriott International, Inc.	BBB	3.13	02/15/23	55,000	54,707
Travel + Leisure Co.	BB-	5.65	04/01/24	70,000	68,429

					617,355

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	100,000	91,924
Kellogg Co.	BBB	2.65	12/01/23	55,000	53,719
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	80,000	78,541

					224,184

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.25	09/15/24	100,000	99,962
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	35,000	31,413

					131,375

FINANCIALS (7.2%)
Aflac, Inc.	A-	1.13	03/15/26	45,000	39,662
Allstate Corp.	A-	0.75	12/15/25	100,000	87,222
American International Group, Inc.	BBB+	4.13	02/15/24	55,000	54,577
Bank of America Corp.	A-	3.37	01/23/26	80,000	75,799
Brown & Brown, Inc.	BBB-	4.20	09/15/24	60,000	58,803

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Capital One Financial Corp.	BBB	4.93	05/10/28	35,000	33,346
Citigroup, Inc.	BBB+	4.14	05/24/25	50,000	48,874
FactSet Research Systems, Inc.	BBB-	2.90	03/01/27	60,000	54,295
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	20,000	19,579
Fifth Third Bancorp	BBB	4.30	01/16/24	70,000	69,306
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	65,000	56,397
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	70,000	69,649
JPMorgan Chase & Co.	A-	1.47	09/22/27	60,000	50,736
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	35,000	34,228
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	25,000	23,641
Legg Mason, Inc.	A	3.95	07/15/24	55,000	54,000
Lincoln National Corp.	A-	4.00	09/01/23	55,000	54,613
Mercury General Corp.	BBB	4.40	03/15/27	85,000	79,252
Morgan Stanley	A-	3.13	01/23/23	70,000	69,770
Progressive Corp.	A	2.50	03/15/27	50,000	45,163
Prospect Capital Corp.	BBB-	5.88	03/15/23	55,000	54,926
Signet UK Finance PLC	BB-	4.70	06/15/24	55,000	52,800
Stifel Financial Corp.	BBB-	4.25	07/18/24	55,000	54,030
Synchrony Financial	BBB-	3.70	08/04/26	40,000	36,558
Voya Financial, Inc.	BBB+	3.65	06/15/26	55,000	51,635
Wells Fargo & Co.	BBB+	3.53	03/24/28	35,000	31,700

					1,360,561

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	100,000	93,967
Aetna, Inc.	BBB	2.80	06/15/23	70,000	69,098
Baxter International, Inc.	BBB	1.92	02/01/27	100,000	87,016
CVS Health Corp.	BBB	3.38	08/12/24	15,000	14,601
CVS Health Corp.	BBB	3.88	07/20/25	40,000	38,795
Elevance Health, Inc.	A	2.88	09/15/29	70,000	59,767
Humana, Inc.	BBB+	3.85	10/01/24	70,000	68,237
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	100,000	83,639

					515,120

INDUSTRIALS (1.9%)
Boeing Co.	BBB-	4.88	05/01/25	70,000	68,300
Deere & Co.	A	2.75	04/15/25	35,000	33,424
General Dynamics Corp.	A-	3.25	04/01/25	35,000	33,802
Lennox International, Inc.	BBB	1.70	08/01/27	100,000	84,053
Stanley Black & Decker, Inc.	A	2.30	02/24/25	100,000	94,344
Verisk Analytics, Inc.	BBB	4.00	06/15/25	45,000	43,562

					357,485

INFORMATION TECHNOLOGY (2.0%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	90,950
Applied Materials, Inc.	A	3.90	10/01/25	100,000	97,905
Global Payments, Inc.	BBB-	3.75	06/01/23	25,000	24,771
PayPal Hldgs., Inc.	A-	2.65	10/01/26	95,000	87,186
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	100,000	78,853

					379,665

MATERIALS (1.7%)
Ecolab, Inc.	A-	1.65	02/01/27	60,000	52,671
International Flavors & Fragrances, Inc.†	BBB	1.23	10/01/25	80,000	70,106
Nucor Corp.	A-	3.95	05/23/25	50,000	48,457
Packaging Corp. of America	BBB	3.65	09/15/24	100,000	97,544
Southern Copper Corp.	BBB+	3.50	11/08/22	55,000	55,068

					323,846

REAL ESTATE (1.3%)
Boston Properties LP	BBB+	3.25	01/30/31	100,000	81,367
Crown Castle, Inc.	BBB-	3.15	07/15/23	70,000	69,054
Duke Realty LP	BBB+	1.75	07/01/30	40,000	31,153
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	50,000	49,767
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	20,000	19,490

					250,831

UTILITIES (0.9%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	65,000	62,209
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	50,000	46,249
Southern Co.	BBB	3.25	07/01/26	70,000	64,848

					173,306

TOTAL CORPORATE DEBT					4,577,465

TOTAL LONG-TERM DEBT SECURITIES (Cost: $20,455,786) 98.0%					18,449,013

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MID-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*	1,392	9,229
Superior Energy Svcs., Inc.*	928	23,381	††
Valaris Ltd.*	157	7,684

		40,294

TOTAL COMMON STOCKS (Cost: $118,628) 0.2%		40,294

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.4%)
JP Morgan Chase, New York Time Deposit	2.33	10/03/22	264,174	264,174

TOTAL TEMPORARY CASH INVESTMENT (Cost: $264,174) 1.4%				264,174

TOTAL INVESTMENTS (Cost: $20,838,588) 99.6%				18,753,481

OTHER NET ASSETS 0.4%				75,834

NET ASSETS 100.0%				$18,829,315

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.8%)
U.S. Treasury Bond	AA+	1.13	05/15/40	1,425,000	890,458
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	681,398
U.S. Treasury Bond	AA+	1.38	11/15/40	250,000	161,611
U.S. Treasury Bond	AA+	2.25	08/15/46	615,000	442,848
U.S. Treasury Bond	AA+	2.75	08/15/47	210,000	167,787
U.S. Treasury Bond	AA+	2.88	05/15/49	300,000	250,031
U.S. Treasury Note	AA+	0.50	04/30/27	1,800,000	1,531,055
U.S. Treasury Note	AA+	0.63	03/31/27	350,000	300,248
U.S. Treasury Note	AA+	0.63	05/15/30	275,000	216,627
U.S. Treasury Note	AA+	1.13	08/31/28	150,000	126,990
U.S. Treasury Note	AA+	1.25	05/31/28	825,000	708,404
U.S. Treasury Note	AA+	1.25	06/30/28	550,000	471,367
U.S. Treasury Note	AA+	1.50	02/15/30	350,000	297,035
U.S. Treasury Note	AA+	1.63	08/15/29	1,045,000	901,190
U.S. Treasury Note	AA+	2.25	08/15/27	1,555,000	1,429,385
U.S. Treasury Note	AA+	2.25	11/15/27	1,065,000	974,517
U.S. Treasury Note	AA+	2.38	05/15/27	1,105,000	1,024,197
U.S. Treasury Note	AA+	2.63	02/15/29	1,045,000	962,910
U.S. Treasury Note	AA+	2.88	05/15/28	835,000	784,770
U.S. Treasury Note	AA+	2.88	05/15/32	800,000	739,625
U.S. Treasury Note	AA+	3.13	11/15/28	85,000	80,767
U.S. Treasury Strip	AA+	0.00	08/15/28	420,000	331,246
U.S. Treasury Strip	AA+	0.00	08/15/29	420,000	319,262
U.S. Treasury Strip	AA+	0.00	08/15/33	210,000	136,666
U.S. Treasury Strip	AA+	0.00	08/15/35	210,000	125,364
U.S. Treasury Strip	AA+	0.00	08/15/37	210,000	115,545

					14,171,303

U.S. GOVERNMENT AGENCIES (32.7%)
MORTGAGE-BACKED OBLIGATIONS (32.7%)
FHLMC	AA+	2.00	11/01/50	84,431	68,755
FHLMC	AA+	2.00	02/01/51	176,656	144,152
FHLMC	AA+	2.50	12/01/27	13,127	12,497
FHLMC	AA+	2.50	06/01/35	26,933	24,467
FHLMC	AA+	2.50	10/01/49	64,269	54,483
FHLMC	AA+	2.50	11/01/50	264,223	223,606
FHLMC	AA+	2.50	04/01/51	188,595	159,277
FHLMC	AA+	2.50	10/01/51	114,926	96,798
FHLMC	AA+	3.00	02/01/32	30,030	28,357
FHLMC	AA+	3.00	11/01/42	6,823	5,895
FHLMC	AA+	3.00	03/01/43	20,295	18,155
FHLMC	AA+	3.00	04/01/43	18,225	16,331
FHLMC	AA+	3.00	04/01/43	113,687	101,977
FHLMC	AA+	3.00	04/01/43	119,620	106,969
FHLMC	AA+	3.00	09/15/43	4,932	4,852
FHLMC	AA+	3.00	04/15/45	4,409	4,348
FHLMC	AA+	3.00	09/01/46	29,067	25,918
FHLMC	AA+	3.00	09/01/46	45,519	40,497
FHLMC	AA+	3.00	11/01/46	9,246	7,991
FHLMC	AA+	3.00	05/01/49	50,422	44,271
FHLMC	AA+	3.00	11/01/49	39,828	34,964
FHLMC	AA+	3.00	11/01/49	51,503	45,522
FHLMC	AA+	3.50	02/01/35	34,878	32,738
FHLMC	AA+	3.50	02/01/36	20,340	19,037
FHLMC	AA+	3.50	11/01/39	43,384	40,173
FHLMC	AA+	3.50	01/01/41	32,216	29,710
FHLMC	AA+	3.50	06/01/43	18,726	17,238
FHLMC	AA+	3.50	01/01/44	116,555	107,060
FHLMC	AA+	3.50	11/01/45	31,286	28,850
FHLMC	AA+	3.50	08/01/47	67,874	62,080
FHLMC	AA+	3.50	12/01/47	24,457	22,348
FHLMC	AA+	3.50	03/01/52	472,294	426,226
FHLMC	AA+	4.00	02/01/25	13,433	12,992
FHLMC	AA+	4.00	05/01/25	11,953	11,561
FHLMC	AA+	4.00	01/01/38	23,087	22,535
FHLMC	AA+	4.00	01/15/40	100,000	97,256
FHLMC	AA+	4.00	10/01/44	28,551	27,126
FHLMC	AA+	4.00	05/01/47	12,653	11,946

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FHLMC	AA+	4.00	04/01/52	235,957	219,539
FHLMC	AA+	4.00	08/01/52	299,731	278,867
FHLMC	AA+	4.50	08/15/35	14,719	14,480
FHLMC	AA+	4.50	05/01/48	19,537	18,846
FHLMC	AA+	4.50	05/01/48	9,361	9,058
FHLMC	AA+	5.00	02/01/26	11,733	11,506
FHLMC	AA+	5.00	09/01/47	372,646	363,792
FHLMC	AA+	5.00	06/01/52	86,278	84,383
FHLMC	AA+	5.00	08/01/52	99,603	97,147
FHLMC ARM	AA+	1.92	10/01/51	626,180	553,348
FHLMC Strip	AA+	3.00	06/15/42	94,095	86,528
FHLMC Strip	AA+	3.00	01/15/43	25,989	23,461
FHLMC Strip	AA+	3.50	10/15/47	12,632	11,678
FNMA	AA+	1.83	09/01/51	468,589	414,211
FNMA	AA+	2.00	11/01/35	169,705	149,723
FNMA	AA+	2.00	07/01/36	444,322	392,185
FNMA	AA+	2.00	10/01/50	192,386	156,922
FNMA	AA+	2.00	10/01/50	85,624	69,788
FNMA	AA+	2.00	11/01/51	94,756	77,056
FNMA	AA+	2.50	02/01/33	18,826	16,853
FNMA	AA+	2.50	05/01/35	27,156	24,648
FNMA	AA+	2.50	10/01/35	106,297	97,421
FNMA	AA+	2.50	04/01/42	185,360	158,735
FNMA	AA+	2.50	05/01/46	90,667	76,750
FNMA	AA+	2.50	01/01/51	557,798	472,117
FNMA	AA+	2.50	04/01/51	172,311	145,555
FNMA	AA+	2.50	04/01/51	177,252	149,479
FNMA	AA+	2.50	08/01/51	293,049	248,052
FNMA	AA+	2.50	08/01/51	272,632	229,684
FNMA	AA+	2.50	12/01/51	664,763	559,763
FNMA	AA+	3.00	09/01/33	22,380	20,628
FNMA	AA+	3.00	03/01/36	18,916	17,431
FNMA	AA+	3.00	04/25/42	10,045	9,916
FNMA	AA+	3.00	12/01/42	5,624	4,861
FNMA	AA+	3.00	02/01/45	18,282	16,311
FNMA	AA+	3.00	03/01/45	3,101	2,682
FNMA	AA+	3.00	01/01/47	11,510	9,956
FNMA	AA+	3.00	12/01/47	7,193	6,324
FNMA	AA+	3.00	03/01/50	91,735	80,593
FNMA	AA+	3.00	01/01/52	293,412	256,452
FNMA	AA+	3.50	07/01/34	21,711	20,580
FNMA	AA+	3.50	10/01/34	22,657	21,268
FNMA	AA+	3.50	01/01/43	9,769	8,979
FNMA	AA+	3.50	08/01/43	17,884	16,479
FNMA	AA+	3.50	08/01/43	38,163	35,143
FNMA	AA+	3.50	08/01/44	28,413	25,483
FNMA	AA+	3.50	04/01/45	60,958	55,515
FNMA	AA+	3.50	05/01/45	41,333	37,973
FNMA	AA+	3.50	10/01/45	53,839	49,092
FNMA	AA+	3.50	02/01/46	38,577	35,446
FNMA	AA+	3.50	02/01/46	14,963	13,750
FNMA	AA+	3.50	09/01/47	61,052	56,115
FNMA	AA+	3.50	11/01/47	111,979	102,367
FNMA	AA+	3.50	04/01/48	5,085	4,584
FNMA	AA+	3.50	02/01/50	26,805	24,383
FNMA	AA+	4.00	01/01/31	34,214	32,645
FNMA	AA+	4.00	10/01/36	11,215	10,701
FNMA	AA+	4.00	05/01/43	60,008	57,214
FNMA	AA+	4.00	01/01/44	83,778	79,857
FNMA	AA+	4.00	11/01/45	16,013	15,125
FNMA	AA+	4.00	02/01/47	23,179	21,981
FNMA	AA+	4.00	04/01/49	153,136	144,756
FNMA	AA+	4.00	03/01/50	80,620	75,363
FNMA	AA+	4.00	07/01/52	99,461	92,560
FNMA	AA+	4.00	07/01/56	18,734	17,588
FNMA	AA+	4.50	05/01/30	80,916	78,793
FNMA	AA+	4.50	12/01/39	39,284	38,379
FNMA	AA+	4.50	07/01/40	64,410	61,988
FNMA	AA+	4.50	07/01/42	79,888	78,273
FNMA	AA+	4.50	04/01/44	16,730	16,291

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

FNMA	AA+	4.50	11/01/47	18,397	18,103
FNMA	AA+	4.50	11/01/47	23,447	22,679
FNMA	AA+	4.50	11/01/47	20,354	19,879
FNMA	AA+	4.50	02/01/49	14,243	13,780
FNMA	AA+	4.50	05/01/50	157,438	151,443
FNMA	AA+	5.00	10/01/25	20,562	20,162
FNMA	AA+	5.00	08/01/37	40,237	40,551
FNMA	AA+	5.00	06/01/52	498,460	486,705
FNMA	AA+	5.50	09/01/25	20,220	20,120
FNMA	AA+	5.50	05/01/38	47,585	49,093
FNMA	AA+	6.00	03/01/36	10,124	10,366
FNMA	AA+	6.00	04/01/37	8,554	8,698
FNMA	AA+	6.00	12/01/37	17,053	17,952
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	24,100	22,176
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	14,223	13,311
GNMA(3)	AA+	3.00	07/16/36	33,730	31,086
GNMA(3)	AA+	3.00	01/15/46	52,471	46,609
GNMA(3)	AA+	3.00	03/15/46	67,214	59,707
GNMA(3)	AA+	3.00	07/15/46	84,560	75,112
GNMA(3)	AA+	3.00	02/20/47	23,160	20,511
GNMA(3)	AA+	3.50	02/20/42	8,920	8,068
GNMA(3)	AA+	3.50	07/15/42	22,815	21,264
GNMA(3)	AA+	3.50	03/20/45	22,623	20,618
GNMA(3)	AA+	3.50	05/20/45	27,742	25,399
GNMA(3)	AA+	4.00	04/15/24	24,120	23,714
GNMA(3)	AA+	4.00	01/20/41	17,049	16,135
GNMA(3)	AA+	4.00	08/15/41	13,029	12,539
GNMA(3)	AA+	4.00	12/15/41	19,507	18,647
GNMA(3)	AA+	4.00	08/20/42	8,353	7,998
GNMA(3)	AA+	4.50	10/15/40	31,767	31,584
GNMA(3)	AA+	5.00	06/20/39	12,047	12,104
GNMA(3)	AA+	5.50	01/15/36	55,682	56,279

					10,606,750

CORPORATE DEBT (21.9%)
COMMUNICATION SERVICES (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	85,000	68,040
Comcast Corp.	A-	3.40	04/01/30	160,000	140,723
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	85,000	73,438
Verizon Communications, Inc.	BBB+	4.02	12/03/29	60,000	54,490

					336,691

CONSUMER DISCRETIONARY (3.4%)
Amazon.com, Inc.	AA	1.20	06/03/27	80,000	68,319
Amazon.com, Inc.	AA	5.20	12/03/25	105,000	106,494
AutoZone, Inc.	BBB	3.25	04/15/25	115,000	109,341
AutoZone, Inc.	BBB	3.75	04/18/29	35,000	31,518
Best Buy Co., Inc.	BBB+	1.95	10/01/30	150,000	112,321
Brinker International, Inc.	B	3.88	05/15/23	85,000	83,509
Brunswick Corp.	BBB-	2.40	08/18/31	160,000	111,182
Dollar General Corp.	BBB	3.25	04/15/23	85,000	84,890
Harman International Industries, Inc.	A-	4.15	05/15/25	105,000	102,541
Kohl’s Corp.	BB+	3.25	02/01/23	35,000	34,542
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	30,000	29,392
Marriott International, Inc.	BBB	3.13	02/15/23	65,000	64,654
Mattel, Inc.	BB-	3.15	03/15/23	40,000	39,365
Travel + Leisure Co.	BB-	3.90	03/01/23	85,000	83,897
Whirlpool Corp.	BBB	3.70	05/01/25	40,000	38,810

					1,100,775

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	60,000	47,197
Hormel Foods Corp.	A	1.80	06/11/30	60,000	47,949
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	40,000	39,117
Sysco Corp.	BBB	3.75	10/01/25	75,000	72,183

					206,446

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.85	12/15/25	50,000	50,434
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	105,000	103,554
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	60,000	53,851

					207,839

FINANCIALS (6.5%)
Aflac, Inc.	A-	1.13	03/15/26	85,000	74,918
Allstate Corp.	A-	0.75	12/15/25	175,000	152,639
American Express Co.	BBB	3.63	12/05/24	105,000	102,063
American International Group, Inc.	BBB+	3.75	07/10/25	105,000	104,894
Bank of America Corp.	A-	3.37	01/23/26	60,000	56,849
Bank of America Corp.	BBB+	3.95	04/21/25	105,000	101,238
Block Financial LLC	BBB	5.25	10/01/25	65,000	64,031
Capital One Financial Corp.	BBB	4.93	05/10/28	60,000	57,164
Citigroup, Inc.	BBB+	3.79	03/17/33	105,000	88,017
Citigroup, Inc.	BBB	3.88	03/26/25	105,000	100,808
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	75,000	73,423
Fifth Third Bancorp	BBB	4.30	01/16/24	105,000	103,958
JPMorgan Chase & Co.	A-	1.47	09/22/27	75,000	63,420
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	95,000	92,905
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	140,000	132,390
Kemper Corp.	BBB	3.80	02/23/32	85,000	70,623
Kemper Corp.	BBB	4.35	02/15/25	40,000	38,967
Lincoln National Corp.	A-	4.00	09/01/23	85,000	84,402
Mercury General Corp.	BBB	4.40	03/15/27	65,000	60,605
Old Republic International Corp.	BBB+	3.88	08/26/26	105,000	99,200
Reinsurance Group of America, Inc.	A	4.70	09/15/23	20,000	19,931
Signet UK Finance PLC	BB-	4.70	06/15/24	105,000	100,800
Stifel Financial Corp.	BBB-	4.25	07/18/24	30,000	29,471
Synchrony Financial	BBB-	3.70	08/04/26	55,000	50,267
Voya Financial, Inc.	BBB+	3.65	06/15/26	105,000	98,576
Wells Fargo & Co.	BBB+	3.53	03/24/28	60,000	54,343
Wells Fargo & Co.	BBB	4.13	08/15/23	20,000	19,906

					2,095,808

HEALTH CARE (2.9%)
AbbVie, Inc.	BBB+	4.25	11/14/28	160,000	150,347
Baxter International, Inc.	BBB	2.54	02/01/32	55,000	42,813
CVS Health Corp.	BBB	3.75	04/01/30	175,000	155,618
Elevance Health, Inc.	A	2.88	09/15/29	135,000	115,264
Elevance Health, Inc.	A	3.30	01/15/23	75,000	74,738
Evernorth Health, Inc.	A-	3.50	06/15/24	40,000	38,754
Humana, Inc.	BBB+	3.85	10/01/24	65,000	63,363
Merck & Co., Inc.	A+	2.15	12/10/31	130,000	104,849
Owens & Minor, Inc.	BB-	4.38	12/15/24	60,000	58,160
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	15,000	14,421
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	160,000	126,124

					944,451

INDUSTRIALS (1.6%)
Boeing Co.	BBB-	4.88	05/01/25	90,000	87,814
Deere & Co.	A	2.75	04/15/25	125,000	119,369
General Dynamics Corp.	A-	3.25	04/01/25	65,000	62,776
Hexcel Corp.	BB+	4.95	08/15/25	80,000	78,245
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	169,407

					517,611

INFORMATION TECHNOLOGY (2.8%)
Apple, Inc.	AA+	2.05	09/11/26	140,000	127,331
Applied Materials, Inc.	A	3.90	10/01/25	205,000	200,705
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	20,000	19,237
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	25,000	24,957
Global Payments, Inc.	BBB-	3.75	06/01/23	85,000	84,222
Keysight Technologies, Inc.	BBB	4.55	10/30/24	105,000	103,547
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	20,000	19,604
PayPal Hldgs., Inc.	A-	2.65	10/01/26	175,000	160,605
QUALCOMM, Inc.	A	4.25	05/20/32	35,000	33,030
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	175,000	137,993

					911,231

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

MATERIALS (1.2%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	85,000	69,611
Eagle Materials, Inc.	BBB	2.50	07/01/31	163,000	118,901
Sherwin-Williams Co.	BBB	3.95	01/15/26	105,000	101,828
Southern Copper Corp.	BBB+	3.50	11/08/22	85,000	85,105
Teck Resources Ltd.	BBB-	3.75	02/01/23	20,000	19,866

					395,311

REAL ESTATE (0.8%)
Boston Properties LP	BBB+	3.25	01/30/31	150,000	122,051
Duke Realty LP	BBB+	1.75	07/01/30	70,000	54,519
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	80,000	76,641

					253,211

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	40,000	39,506
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	95,000	87,873

					127,379

TOTAL CORPORATE DEBT					7,096,753

TOTAL LONG-TERM DEBT SECURITIES (Cost: $37,306,935) 98.4%					31,874,806

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				2,262	14,997
Superior Energy Svcs., Inc.*				1,470	37,037	††
Valaris Ltd.*				243	11,893

					63,927

TOTAL COMMON STOCKS (Cost: $188,147) 0.2%					63,927

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
JP Morgan Chase, New York Time Deposit		2.33	10/03/22	310,064	310,064

TOTAL TEMPORARY CASH INVESTMENT (Cost: $310,064) 0.9%					310,064

TOTAL INVESTMENTS (Cost: $37,805,146) 99.5%					32,248,797

OTHER NET ASSETS 0.5%					148,126

NET ASSETS 100.0%					$32,396,923

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (26.7%)	171,931	2,236,816
Equity Index Portfolio (25.9%)	39,590	2,172,280
International Portfolio (5.0%)	52,938	422,974
Mid-Cap Equity Index Portfolio (5.7%)	19,347	475,363
Mid-Term Bond Portfolio (36.6%)	312,437	3,068,130

TOTAL INVESTMENTS (Cost: $9,153,033) 99.9%		8,375,563

OTHER NET ASSETS 0.1%		4,958

NET ASSETS 100.0%		$8,380,521

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.5%)	320,500	4,169,701
Equity Index Portfolio (36.5%)	123,352	6,768,332
International Portfolio (9.4%)	217,876	1,740,830
Mid-Cap Equity Index Portfolio (15.4%)	116,564	2,863,986
Mid-Term Bond Portfolio (16.2%)	305,137	2,996,448

TOTAL INVESTMENTS (Cost: $19,672,692) 100.0%		18,539,297

OTHER NET ASSETS 0.0% (2)		1,801

NET ASSETS 100.0%		$18,541,098

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (16.9%)	51,335	667,869
Equity Index Portfolio (37.6%)	27,091	1,486,467
International Portfolio (13.4%)	66,451	530,944
Mid-Cap Equity Index Portfolio (20.8%)	33,414	820,970
Small Cap Growth Portfolio (5.4%)	13,481	212,862
Small Cap Value Portfolio (5.7%)	14,058	224,653

TOTAL INVESTMENTS (Cost: $4,086,996) 99.8%		3,943,765

OTHER NET ASSETS 0.2%		6,776

NET ASSETS 100.0%		$3,950,541

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - RETIREMENT INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.9%)	122,204	1,589,869
Equity Index Portfolio (19.6%)	16,769	920,097
International Portfolio (0.8%)	4,854	38,784
Mid-Cap Equity Index Portfolio (5.7%)	10,970	269,545
Mid-Term Bond Portfolio (27.5%)	131,233	1,288,712
Money Market Portfolio (12.4%)	47,008	581,961

TOTAL INVESTMENTS (Cost: $5,179,052) 99.9%		4,688,968

OTHER NET ASSETS 0.1%		6,088

NET ASSETS 100.0%		$4,695,056

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2015 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (33.3%)	129,642	1,686,638
Equity Index Portfolio (21.6%)	19,959	1,095,146
International Portfolio (4.9%)	31,384	250,758
Mid-Cap Equity Index Portfolio (5.7%)	11,660	286,483
Mid-Term Bond Portfolio (24.6%)	126,582	1,243,032
Money Market Portfolio (9.8%)	39,895	493,899

TOTAL INVESTMENTS (Cost: $5,396,831) 99.9%		5,055,956

OTHER NET ASSETS 0.1%		6,040

NET ASSETS 100.0%		$5,061,996

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2020 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (32.0%)	331,934	4,318,456
Equity Index Portfolio (23.5%)	57,628	3,162,072
International Portfolio (7.9%)	132,465	1,058,399
Mid-Cap Equity Index Portfolio (8.4%)	45,930	1,128,502
Mid-Term Bond Portfolio (21.3%)	292,840	2,875,692
Money Market Portfolio (4.3%)	46,505	575,731
Small Cap Growth Portfolio (1.1%)	9,464	149,429
Small Cap Value Portfolio (1.5%)	12,917	206,421

TOTAL INVESTMENTS (Cost: $14,344,691) 100.0%		13,474,702

OTHER NET ASSETS 0.0% (2)		2,475

NET ASSETS 100.0%		$13,477,177

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2025 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (27.7%)	441,386	5,742,431
Equity Index Portfolio (27.8%)	104,982	5,760,378
International Portfolio (9.4%)	245,066	1,958,073
Mid-Cap Equity Index Portfolio (12.2%)	102,738	2,524,278
Mid-Term Bond Portfolio (16.5%)	348,987	3,427,048
Money Market Portfolio (1.3%)	22,433	277,719
Small Cap Equity Index Portfolio (0.2%)	4,209	38,049
Small Cap Growth Portfolio (2.1%)	26,837	423,758
Small Cap Value Portfolio (2.8%)	36,469	582,769

TOTAL INVESTMENTS (Cost: $21,893,190) 100.0%		20,734,503

OTHER NET ASSETS 0.0% (2)		4,005

NET ASSETS 100.0%		$20,738,508

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2030 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (21.3%)	217,000	2,823,169
Equity Index Portfolio (34.1%)	82,279	4,514,630
International Portfolio (11.8%)	196,187	1,567,537
Mid-Cap Equity Index Portfolio (15.9%)	85,473	2,100,061
Mid-Term Bond Portfolio (8.2%)	110,295	1,083,095
Money Market Portfolio (1.7%)	17,987	222,673
Small Cap Equity Index Portfolio (0.4%)	6,082	54,982
Small Cap Growth Portfolio (2.8%)	23,110	364,913
Small Cap Value Portfolio (3.8%)	31,294	500,078

TOTAL INVESTMENTS (Cost: $14,045,549) 100.0%		13,231,138

OTHER NET ASSETS 0.0% (2)		5,711

NET ASSETS 100.0%		$13,236,849

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2035 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (22.9%)	124,098	1,614,513
Equity Index Portfolio (37.7%)	48,514	2,661,987
International Portfolio (14.1%)	124,208	992,422
Mid-Cap Equity Index Portfolio (16.1%)	46,175	1,134,529
Mid-Term Bond Portfolio (0.6%)	4,262	41,851
Money Market Portfolio (0.6%)	3,647	45,152
Small Cap Equity Index Portfolio (1.1%)	8,427	76,177
Small Cap Growth Portfolio (3.1%)	13,884	219,236
Small Cap Value Portfolio (3.7%)	16,261	259,850

TOTAL INVESTMENTS (Cost: $7,553,605) 99.9%		7,045,717

OTHER NET ASSETS 0.1%		5,817

NET ASSETS 100.0%		$7,051,534

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2040 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (13.9%)	67,150	873,623
Equity Index Portfolio (42.6%)	48,632	2,668,411
International Portfolio (16.7%)	130,970	1,046,449
Mid-Cap Equity Index Portfolio (17.2%)	43,788	1,075,879
Money Market Portfolio (0.9%)	4,486	55,539
Small Cap Equity Index Portfolio (2.2%)	15,228	137,658
Small Cap Growth Portfolio (3.0%)	12,034	190,013
Small Cap Value Portfolio (3.4%)	13,513	215,933

TOTAL INVESTMENTS (Cost: $6,830,090) 99.9%		6,263,505

OTHER NET ASSETS 0.1%		6,058

NET ASSETS 100.0%		$6,269,563

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2045 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (11.6%)	30,632	398,516
Equity Index Portfolio (43.0%)	26,842	1,472,815
International Portfolio (17.2%)	73,919	590,616
Mid-Cap Equity Index Portfolio (16.7%)	23,207	570,194
Money Market Portfolio (0.9%)	2,514	31,123
Small Cap Equity Index Portfolio (1.6%)	6,013	54,358
Small Cap Growth Portfolio (4.1%)	8,819	139,248
Small Cap Value Portfolio (4.7%)	10,146	162,130

TOTAL INVESTMENTS (Cost: $3,632,575) 99.8%		3,419,000

OTHER NET ASSETS 0.2%		7,129

NET ASSETS 100.0%		$3,426,129

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2050 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.8%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (9.7%)	26,203	340,907
Equity Index Portfolio (42.1%)	26,838	1,472,623
International Portfolio (18.1%)	79,456	634,852
Mid-Cap Equity Index Portfolio (17.5%)	24,973	613,588
Money Market Portfolio (1.0%)	2,676	33,125
Small Cap Equity Index Portfolio (2.6%)	10,185	92,070
Small Cap Growth Portfolio (4.0%)	8,837	139,537
Small Cap Value Portfolio (4.8%)	10,452	167,030

TOTAL INVESTMENTS (Cost: $3,750,963) 99.8%		3,493,732

OTHER NET ASSETS 0.2%		7,122

NET ASSETS 100.0%		$3,500,854

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2055 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (99.0%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.7%)	5,429	70,626
Equity Index Portfolio (41.1%)	6,061	332,552
International Portfolio (17.9%)	18,113	144,719
Mid-Cap Equity Index Portfolio (18.9%)	6,221	152,843
Money Market Portfolio (0.3%)	196	2,430
Small Cap Equity Index Portfolio (1.8%)	1,635	14,784
Small Cap Growth Portfolio (4.6%)	2,363	37,306
Small Cap Value Portfolio (5.7%)	2,858	45,679

TOTAL INVESTMENTS (Cost: $884,567) 99.0%		800,939

OTHER NET ASSETS 1.0%		8,068

NET ASSETS 100.0%		$809,007

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC. - 2060 RETIREMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (98.9%)
Mutual of America Variable Insurance Portfolios, Inc.
Bond Portfolio (8.1%)	3,417	44,456
Equity Index Portfolio (37.6%)	3,760	206,327
International Portfolio (18.7%)	12,843	102,613
Mid-Cap Equity Index Portfolio (20.9%)	4,668	114,691
Money Market Portfolio (0.1%)	58	723
Small Cap Equity Index Portfolio (2.2%)	1,358	12,275
Small Cap Growth Portfolio (5.0%)	1,729	27,301
Small Cap Value Portfolio (6.3%)	2,157	34,466

TOTAL INVESTMENTS (Cost: $924,117) 98.9%		542,852

OTHER NET ASSETS 1.1%		6,310

NET ASSETS 100.0%		$549,162

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate values of these securities and their percentages of the respective Portfolios’ net assets were as follows:

Portfolio	Aggregate Market Value	Percentage of Net Assets
MONEY MARKET PORTFOLIO	$4,550,222	26.9%
INTERNATIONAL PORTFOLIO	$137,567	1.2%
MID-TERM BOND PORTFOLIO	$89,685	0.5%
BOND PORTFOLIO	$73,423	0.2%

††	Level 3 Security.
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Portfolios as of September 30, 2022, was as follows:

Portfolio	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX PORTFOLIO	6	E-mini S&P 500 Stock Index	P	December 2022	$1,080,450	$(126,480)	1.1%
MID-CAP EQUITY INDEX PORTFOLIO	4	E-mini S&P MidCap 400 Stock Index	P	December 2022	$883,280	$(100,600)	1.9%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2022 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Portfolio would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

As of September 30, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with exception of two securities in the Small Cap Equity Index, Mid-Term Bond and Bond Portfolios (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ investments and other financial instruments as of September 30, 2022:

Portfolio	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:*
Equity Index Portfolio
Common Stock-Indexed	$93,109,499	-	-		$93,109,499
Short-Term Debt Securities	-	$199,524	-		$199,524
Temporary Cash Investment	-	$1,567,296	-		$1,567,296

	$93,109,499	$1,766,820	-		$94,876,319

All America Portfolio
Common Stock-Indexed	$8,001,759	-	-		$8,001,759
Common Stock-Active	$5,229,982	-	-		$5,229,982
Temporary Cash Investment	-	$245,107	-		$245,107

	$13,231,741	$245,107	-		$13,476,848

Small Cap Value Portfolio
Common Stock	$9,432,051	-	-		$9,432,051
Temporary Cash Investment	-	$397,563	-		$397,563

	$9,432,051	$397,563	-		$9,829,614

Small Cap Growth Portfolio
Common Stock	$10,066,432	-	-		$10,066,432
Temporary Cash Investment	-	$341,340	-		$341,340

	$10,066,432	$341,340	-		$10,407,772

Small Cap Equity Index Portfolio
Common Stock-Indexed	$6,222,634	-	-	(a)	$6,222,634
Warrants	$363	-	-		$363

	$6,222,997	-	-		$6,222,997

Mid Cap Value Portfolio
Common Stock	$3,759,702	-	-		$3,759,702
Temporary Cash Investment	-	$147,263	-		$147,263

	$3,759,702	$147,263	-		$3,906,965

Mid-Cap Equity Index Portfolio
Common Stock-Indexed	$44,362,896	-	-		$44,362,896
Short-Term Debt Securities	-	$199,524	-		$199,524
Temporary Cash Investment	-	$806,042	-		$806,042

	$44,362,896	$1,005,566	-		$45,368,462

International Portfolio
Common Stock	$891,982	$10,340,785	-		$11,232,767
Temporary Cash Investment	-	$417,329	-		$417,329

	$891,982	$10,758,114	-		$11,650,096

Retirement Income Portfolio
Common Stock	$4,688,968	-	-		$4,688,968

2015 Retirement Portfolio
Common Stock	$5,055,956	-	-		$5,055,956

2020 Retirement Portfolio
Common Stock	$13,474,702	-	-		$13,474,702

2025 Retirement Portfolio
Common Stock	$20,734,503	-	-		$20,734,503

2030 Retirement Portfolio
Common Stock	$13,231,138	-	-		$13,231,138

2035 Retirement Portfolio
Common Stock	$7,045,717	-	-		$7,045,717

2040 Retirement Portfolio
Common Stock	$6,263,505	-	-		$6,263,505

2045 Retirement Portfolio
Common Stock	$3,419,000	-	-		$3,419,000

2050 Retirement Portfolio
Common Stock	$3,493,732	-	-		$3,493,732

2055 Retirement Portfolio
Common Stock	$800,939	-	-		$800,939

2060 Retirement Portfolio
Common Stock	$542,852	-	-		$542,852

Conservative Allocation Portfolio
Common Stock	$8,375,563	-	-		$8,375,563

Moderate Allocation Portfolio
Common Stock	$18,539,297	-	-		$18,539,297

Aggressive Allocation Portfolio
Common Stock	$3,943,765	-	-		$3,943,765

Money Market Portfolio
U.S. Government Debt	-	$7,191,997	-		$7,191,997
U.S. Government Agency Short-Term Debt	-	$2,684,733	-		$2,684,733
Commercial Paper	-	$6,978,990	-		$6,978,990
Temporary Cash Investment	-	$31,342	-		$31,342

	-	$16,887,062	-		$16,887,062

Mid-Term Bond Portfolio
U.S. Government Debt	-	$8,436,799	-		$8,436,799
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$5,434,749	-		$5,434,749
Long-Term Corporate Debt	-	$4,577,465	-		$4,577,465
Common Stock	$16,913	-	$23,381	(a)	$40,294
Temporary Cash Investment	-	$264,174	-		$264,174

	$16,913	$18,713,187	$23,381		$18,753,481

Bond Portfolio
U.S. Government Debt	-	$14,171,303	-		$14,171,303
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$10,606,750	-		$10,606,750
Long-Term Corporate Debt	-	$7,096,753	-		$7,096,753
Common Stock	$26,890	-	$37,037	(a)	$63,927
Temporary Cash Investment	-	$310,064	-		$310,064

	$26,890	$32,184,870	$37,037		$32,248,797
Other Financial Instruments:**
Equity Index Portfolio	$(126,480)	-	-		$(126,480)
Mid-Cap Equity Index Portfolio	$(100,600)	-	-		$(100,600)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

for the Nine Months Ended September 30, 2022

	Balance December 31, 2021(a)		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2022(a)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2022
Small Cap Equity Index Portfolio - Indexed Common Stock	$-	(b)	-	-	-	-	-	$-	(b)	-
Mid-Term Bond Portfolio - Common Stock	$23,381	(c)	-	-	-	-	-	$23,381	(c)	-
Bond Portfolio - Common Stock	$37,037	(d)	-	-	-	-	-	$37,037	(d)	-

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(c)	Level 3 security, Superior Energy Svcs., Inc. - common stock with $23,381 fair value.
(d)	Level 3 security, Superior Energy Svcs., Inc. - common stock with $37,037 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Portfolios’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the

Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Portfolios and the Allocation Portfolios value their investments in the underlying Portfolios of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Portfolio and Mid-Cap Equity Index Portfolio each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Portfolio’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the portfolios’ use of futures contracts at their fair values as of September 30, 2022 and for the nine months ended September 30, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Portfolio	Mid-Cap Equity Index Portfolio
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(126,480)	$(100,600)

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Portfolio	Mid-Cap Equity Index Portfolio

Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(162,100)	$(78,199)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(151,155)	$(129,242)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock. The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA VARIABLE INSURANCE PORTFOLIOS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES (Continued)

September 30, 2022 (Unaudited)

Investments in affiliated investment companies during the nine months ended September 30, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2022
Retirement Income Portfolio
Bond Portfolio	$1,810,747	$133,780	$(7,582)	$(245,426)	$(101,650)	$1,589,869
Equity Index Portfolio	1,188,613	76,446	12,855	(301,335)	(56,482)	920,097
International Portfolio	-	55,982	(198)	(7,515)	(9,485)	38,784
Mid-Cap Equity Index Portfolio	338,570	19,111	2,757	(76,773)	(14,120)	269,545
Mid-Term Bond Portfolio	1,391,130	101,539	(3,822)	(120,052)	(80,083)	1,288,712
Money Market Portfolio	606,695	45,370	(180,089)	183,373	(73,388)	581,961

Total	$5,335,755	$432,228	$(176,079)	$(567,728)	$(335,208)	$4,688,968

2015 Retirement Portfolio
Bond Portfolio	$2,094,731	$73,348	$(15,879)	$(265,993)	$(199,569)	$1,686,638
Equity Index Portfolio	1,540,143	44,115	25,553	(387,008)	(127,657)	1,095,146
International Portfolio	357,344	9,974	695	(89,356)	(27,899)	250,758
Mid-Cap Equity Index Portfolio	385,463	11,739	4,774	(86,914)	(28,579)	286,483
Mid-Term Bond Portfolio	1,473,347	41,507	(7,414)	(118,503)	(145,905)	1,243,032
Money Market Portfolio	503,588	18,797	(20)	2,828	(31,294)	493,899

Total	$6,354,616	$199,480	$7,709	$(944,946)	$(560,903)	$5,055,956

2020 Retirement Portfolio
Bond Portfolio	$5,013,711	$449,977	$(27,307)	$(667,804)	$(450,121)	$4,318,456
Equity Index Portfolio	4,175,866	282,622	70,068	(1,066,280)	(300,204)	3,162,072
International Portfolio	1,412,551	96,783	7,388	(367,313)	(91,010)	1,058,399
Mid-Cap Equity Index Portfolio	1,433,161	96,783	18,459	(328,891)	(91,010)	1,128,502
Mid-Term Bond Portfolio	3,185,495	186,740	(8,791)	(270,636)	(217,116)	2,875,692
Money Market Portfolio	573,220	61,049	(206)	3,491	(61,823)	575,731
Small Cap Growth Portfolio	210,452	23,522	3,743	(71,469)	(16,819)	149,429
Small Cap Value Portfolio	239,372	23,511	3,029	(42,671)	(16,820)	206,421

Total	$16,243,828	$1,220,987	$66,383	$(2,811,573)	$(1,244,923)	$13,474,702

2025 Retirement Portfolio
Bond Portfolio	$6,770,972	$377,447	$(30,485)	$(891,633)	$(483,870)	$5,742,431
Equity Index Portfolio	7,688,074	326,423	96,463	(1,922,733)	(427,849)	5,760,378
International Portfolio	2,657,012	117,952	9,186	(678,104)	(147,973)	1,958,073
Mid-Cap Equity Index Portfolio	3,286,730	130,940	37,210	(740,794)	(189,808)	2,524,278
Mid-Term Bond Portfolio	3,816,160	128,554	(8,020)	(323,911)	(185,735)	3,427,048
Money Market Portfolio	277,555	53,674	(5)	1,600	(55,105)	277,719
Small Cap Equity Index Portfolio	-	52,651	(114)	(5,047)	(9,441)	38,049
Small Cap Growth Portfolio	619,016	20,939	4,136	(200,180)	(20,153)	423,758
Small Cap Value Portfolio	694,855	20,938	3,488	(116,359)	(20,153)	582,769

Total	$25,810,374	$1,229,518	$111,859	$(4,877,161)	$(1,540,087)	$20,734,503

2030 Retirement Portfolio
Bond Portfolio	$3,297,684	$411,280	$(37,335)	$(421,757)	$(426,703)	$2,823,169
Equity Index Portfolio	5,963,849	547,680	114,230	(1,550,449)	(560,680)	4,514,630
International Portfolio	2,114,043	194,029	2,011	(545,379)	(197,167)	1,567,537
Mid-Cap Equity Index Portfolio	2,673,630	207,285	36,784	(617,395)	(200,243)	2,100,061
Mid-Term Bond Portfolio	1,202,079	116,098	(8,230)	(98,482)	(128,370)	1,083,095
Money Market Portfolio	218,273	66,743	50	1,273	(63,666)	222,673
Small Cap Equity Index Portfolio	76,011	23,220	(8,943)	(9,631)	(25,675)	54,982
Small Cap Growth Portfolio	532,022	25,287	4,370	(173,148)	(23,618)	364,913
Small Cap Value Portfolio	595,242	25,286	3,850	(100,683)	(23,617)	500,078

Total	$16,672,833	$1,616,908	$106,787	$(3,515,651)	$(1,649,739)	$13,231,138

2035 Retirement Portfolio
Bond Portfolio	$1,745,931	$280,687	$(10,605)	$(242,299)	$(159,201)	$1,614,513
Equity Index Portfolio	3,318,186	456,157	60,016	(884,180)	(288,192)	2,661,987
International Portfolio	1,254,632	180,165	3,965	(336,344)	(109,996)	992,422
Mid-Cap Equity Index Portfolio	1,474,369	180,421	36,289	(356,098)	(200,452)	1,134,529
Mid-Term Bond Portfolio	-	65,671	29	(1,354)	(22,495)	41,851
Money Market Portfolio	-	61,752	33	236	(16,869)	45,152
Small Cap Equity Index Portfolio	98,601	19,846	2,676	(26,367)	(18,579)	76,177
Small Cap Growth Portfolio	300,211	28,196	2,053	(100,472)	(10,752)	219,236
Small Cap Value Portfolio	292,078	28,197	1,734	(51,408)	(10,751)	259,850

Total	$8,484,008	$1,301,092	$96,190	$(1,998,286)	$(837,287)	$7,045,717

2040 Retirement Portfolio
Bond Portfolio	$1,041,865	$234,785	$(2,960)	$(127,260)	$(272,807)	$873,623
Equity Index Portfolio	3,527,806	582,058	198,233	(988,289)	(651,397)	2,668,411
International Portfolio	1,411,985	240,628	41,913	(378,064)	(270,013)	1,046,449
Mid-Cap Equity Index Portfolio	1,454,529	228,943	80,341	(369,135)	(318,799)	1,075,879
Money Market Portfolio	-	55,842	-	304	(607)	55,539
Small Cap Equity Index Portfolio	181,446	27,965	8,258	(48,288)	(31,723)	137,658
Small Cap Growth Portfolio	282,367	39,026	14,298	(98,387)	(47,291)	190,013
Small Cap Value Portfolio	264,375	39,026	10,392	(50,579)	(47,281)	215,933

Total	$8,164,373	$1,448,273	$350,475	$(2,059,698)	$(1,639,918)	$6,263,505

2045 Retirement Portfolio
Bond Portfolio	$408,544	$88,512	$(3,132)	$(57,576)	$(37,832)	$398,516
Equity Index Portfolio	1,754,990	310,496	28,005	(474,551)	(146,125)	1,472,815
International Portfolio	715,363	129,400	1,769	(196,419)	(59,497)	590,616
Mid-Cap Equity Index Portfolio	691,813	109,543	12,776	(168,537)	(75,401)	570,194
Money Market Portfolio	-	36,422	7	165	(5,471)	31,123
Small Cap Equity Index Portfolio	65,732	13,434	(23,931)	7,742	(8,619)	54,358
Small Cap Growth Portfolio	186,773	21,618	1,002	(63,002)	(7,143)	139,248
Small Cap Value Portfolio	178,435	21,618	1,001	(31,786)	(7,138)	162,130

Total	$4,001,650	$731,043	$17,497	$(983,964)	$(347,226)	$3,419,000

2050 Retirement Portfolio
Bond Portfolio	$343,272	$72,960	$(1,635)	$(49,037)	$(24,653)	$340,907
Equity Index Portfolio	1,695,249	315,969	23,871	(448,540)	(113,926)	1,472,623
International Portfolio	743,882	139,183	3,403	(202,737)	(48,879)	634,852
Mid-Cap Equity Index Portfolio	726,750	115,892	12,299	(173,685)	(67,668)	613,588
Money Market Portfolio	-	36,453	1	163	(3,492)	33,125
Small Cap Equity Index Portfolio	105,333	20,765	1,234	(26,809)	(8,453)	92,070
Small Cap Growth Portfolio	184,784	22,169	1,079	(62,064)	(6,431)	139,537
Small Cap Value Portfolio	182,358	22,167	1,021	(32,086)	(6,430)	167,030

Total	$3,981,628	$745,558	$41,273	$(994,795)	$(279,932)	$3,493,732

2055 Retirement Portfolio
Bond Portfolio	$69,965	$14,360	$(110)	$(10,418)	$(3,171)	$70,626
Equity Index Portfolio	373,218	66,181	3,069	(98,943)	(10,973)	332,552
International Portfolio	164,207	31,941	750	(46,797)	(5,382)	144,719
Mid-Cap Equity Index Portfolio	171,023	28,067	1,566	(40,914)	(6,899)	152,843
Money Market Portfolio	-	2,459	-	14	(43)	2,430
Small Cap Equity Index Portfolio	16,811	2,493	74	(4,240)	(354)	14,784
Small Cap Growth Portfolio	47,489	6,950	338	(16,224)	(1,247)	37,306
Small Cap Value Portfolio	48,403	6,951	248	(8,678)	(1,245)	45,679

Total	$891,116	$159,402	$5,935	$(226,200)	$(29,314)	$800,939

2060 Retirement Portfolio
Bond Portfolio	$50,504	$11,508	$9,343	$(16,759)	$(10,140)	$44,456
Equity Index Portfolio	301,974	66,433	78,967	(153,604)	(87,443)	206,327
International Portfolio	148,498	34,263	88,557	(127,358)	(41,347)	102,613
Mid-Cap Equity Index Portfolio	149,948	29,914	51,515	(85,641)	(31,045)	114,691
Money Market Portfolio	-	2,456	(1)	3	(1,735)	723
Small Cap Equity Index Portfolio	20,119	4,130	42,943	(47,671)	(7,246)	12,275
Small Cap Growth Portfolio	39,486	7,136	5,733	(19,095)	(5,959)	27,301
Small Cap Value Portfolio	40,253	7,132	8,437	(15,396)	(5,960)	34,466

Total	$750,782	$162,972	$285,494	$(465,521)	$(190,875)	$542,852

Conservative Allocation Portfolio
Bond Portfolio	$2,549,850	$299,448	$(23,504)	$(336,775)	$(252,203)	$2,236,816
Equity Index Portfolio	2,826,183	249,542	36,495	(730,698)	(209,242)	2,172,280
International Portfolio	558,878	49,908	639	(144,601)	(41,850)	422,974
Mid-Cap Equity Index Portfolio	600,616	49,907	5,711	(139,023)	(41,848)	475,363
Mid-Term Bond Portfolio	3,309,752	349,358	(17,131)	(280,906)	(292,943)	3,068,130

Total	$9,845,279	$998,163	$2,210	$(1,632,003)	$(838,086)	$8,375,563

Moderate Allocation Portfolio
Bond Portfolio	$4,977,746	$333,672	$(30,056)	$(641,167)	$(470,494)	$4,169,701
Equity Index Portfolio	9,106,163	467,142	152,449	(2,302,190)	(655,232)	6,768,332
International Portfolio	2,386,860	133,469	14,822	(607,111)	(187,210)	1,740,830
Mid-Cap Equity Index Portfolio	3,744,841	200,203	54,240	(854,484)	(280,814)	2,863,986
Mid-Term Bond Portfolio	3,367,860	200,203	(11,565)	(279,236)	(280,814)	2,996,448

Total	$23,583,470	$1,334,689	$179,890	$(4,684,188)	$(1,874,564)	$18,539,297

Aggressive Allocation Portfolio
Bond Portfolio	$773,741	$60,154	$(4,330)	$(100,893)	$(60,803)	$667,869
Equity Index Portfolio	1,945,864	105,269	26,380	(485,560)	(105,486)	1,486,467
International Portfolio	707,832	45,114	3,696	(180,489)	(45,209)	530,944
Mid-Cap Equity Index Portfolio	1,044,109	60,153	12,433	(235,446)	(60,279)	820,970
Small Cap Growth Portfolio	310,193	15,037	3,017	(100,316)	(15,069)	212,862
Small Cap Value Portfolio	267,768	15,037	2,564	(45,647)	(15,069)	224,653

Total	$5,049,507	$300,764	$43,760	$(1,148,351)	$(301,915)	$3,943,765